As filed with the Securities and Exchange Commission on January 29, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti

Chief Executive Officer and President

Neuberger Berman Equity Funds
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.

K&L Gates LLP

1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: August 31, 2009

Date of reporting period: November 30, 2008

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

November 30, 2008 Schedule of Investments Century Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (97.0%)
Aerospace & Defense (4.4%)
Lockheed Martin	2,298	177
Raytheon Co.	3,666	179
		356
Beverages (7.3%)
Coca-Cola	6,800	319
PepsiCo, Inc.	4,734	268
		587
Biotechnology (3.6%)
Gilead Sciences *	6,560	294
Chemicals (1.0%)
Monsanto Co.	1,017	81
Communications Equipment (5.2%)
Cisco Systems *	8,517	141
Juniper Networks *	4,173	73
QUALCOMM Inc.	6,061	203
		417
Computers & Peripherals (7.4%)
Apple, Inc. *	1,547	143
Hewlett-Packard	4,700	166
IBM	3,541	289
		598
Diversified Telecommunication (1.8%)
Verizon Communications	4,519	148
Electric Utilities (3.4%)
FPL Group	5,611	274
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	4,027	204
Food & Staples Retailing (8.2%)
Costco Wholesale	3,180	164
Kroger Co.	6,124	169
Wal-Mart Stores	5,904	330
		663
Food Products (2.0%)
General Mills	2,511	159
Health Care Equipment & Supplies (6.2%)
Baxter International	3,814	202
Becton, Dickinson & Co.	2,890	183
Covidien Ltd.	3,200	118
		503
Hotels, Restaurants & Leisure (2.0%)
McDonald's Corp.	2,732	160
Household Products (3.2%)
Colgate-Palmolive	4,013	261
Industrial Conglomerates (1.7%)
3M Co.	2,009	134
Insurance (4.7%)
Chubb Corp.	2,489	128
Marsh & McLennan	10,014	255
		383
Machinery (1.9%)
Danaher Corp.	2,676	149
Multiline Retail (1.5%)
Kohl's Corp. *	3,733	122
Oil, Gas & Consumable Fuels (5.3%)
Canadian Natural Resources	4,532	187
Exxon Mobil	2,025	162
Petroleo Brasileiro ADR	3,759	79
		428
Pharmaceuticals (8.0%)
Abbott Laboratories	6,204	325
Bristol-Myers Squibb	5,800	120
Johnson & Johnson	3,471	203
		648
Software (7.4%)
Adobe Systems *	5,559	129
Microsoft Corp.	12,471	252
Oracle Corp. *	13,290	214
		595
Specialty Retail (3.0%)
Staples, Inc.	14,017	243
Tobacco (3.3%)
Philip Morris International	6,353	268
Wireless Telecommunication Services (2.0%)
American Tower *	6,043	165
Total Common Stocks (Cost $9,258)		7,840
Short-Term Investments (3.6%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $292)	291,910	292
Total Investments## (100.6%) (Cost $9,550)		8,132
Liabilities, less cash, receivables and other assets [(0.6%)]		(48)
Total Net Assets (100.0%)		$8,084

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Climate Change Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (93.3%)
Auto Components (1.1%)
BorgWarner, Inc.	515	12
Johnson Controls	800	14
		26
Chemicals (8.8%)
Monsanto Co.	689	55
Nalco Holding	4,585	52
Praxair, Inc.	1,600	95
Rockwood Holdings *	1,831	16
		218
Commercial Services & Supplies (4.4%)
Covanta Holding *	5,475	109
Construction & Engineering (1.9%)
Jacobs Engineering Group *	700	31
Quanta Services *	900	15
		46
Diversified Financial Services (1.0%)
Climate Exchange PLC *	1,900	25
Electric Utilities (15.2%)
Electricite de France	710	41
Entergy Corp.	315	27
Exelon Corp.	1,375	77
FirstEnergy Corp.	800	47
FPL Group	395	19
ITC Holdings	1,370	58
Northeast Utilities	4,500	105
		374
Electrical Equipment (12.1%)
ABB Ltd.	3,138	41
Cooper Industries Class A	904	22
Emerson Electric	1,300	47
First Solar *	73	9
Gamesa Corporacion Tecnologica, S.A.	2,855	48
Roper Industries	2,305	105
Vestas Wind Systems A/S *	570	26
		298
Electronic Equipment & Instruments (2.7%)
Itron, Inc. *	1,418	67
Food & Staples Retailing (3.9%)
Wal-Mart Stores	1,700	95
Gas Utilities (7.0%)
New Jersey Resources	1,300	52
Questar Corp.	3,713	120
		172
Independent Power Producers & Energy Traders (5.1%)
Calpine Corp. *	11,888	107
Ormat Technologies	600	18
		125
Industrial Conglomerates (4.1%)
General Electric	5,900	101
Life Science Tools & Services (1.1%)
Thermo Fisher Scientific *	730	26
Machinery (8.1%)
Badger Meter	3,100	97
Deere & Co.	1,400	49
Eaton Corp.	600	28
Kaydon Corp.	795	24
		198
Multi-Utilities (3.6%)
GDF Suez	500	20
National Grid ADR	870	46
Suez Environnement SA ADR *	2,800	24
		90
Oil, Gas & Consumable Fuels (8.5%)
EOG Resources	290	25
Paladin Energy *	12,740	20
Range Resources	1,950	81
Spectra Energy	1,800	29
Williams Cos	3,400	55
		210
Paper & Forest Products (3.7%)
Weyerhaeuser Co.	2,400	90
Water Utilities (1.0%)
Aqua America	1,100	24
Total Common Stocks (Cost $2,638)		2,294
Short-Term Investments (11.2%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $275)	274,629	275
Total Investments## (104.5%) (Cost $2,913)		2,569
Liabilities, less cash, receivables and other assets [(4.5%)]		(110)
Total Net Assets (100.0%)		$2,459

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Dividend Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (82.7%)
Aerospace & Defense (5.1%)
Northrop Grumman	1,600	66
United Technologies	600	29
		95
Air Freight & Logistics (2.4%)
United Parcel Service	760	44
Beverages (4.6%)
Diageo PLC ADR	710	40
PepsiCo, Inc.	800	45
		85
Capital Markets (2.3%)
Bank of New York Mellon	1,383	42
Commercial Banks (3.8%)
PNC Financial Services Group	650	34
Wells Fargo	1,225	36
		70
Diversified Financial Services (2.3%)
J.P. Morgan Chase	1,365	43
Diversified Telecommunication (3.9%)
AT&T Inc.	2,540	73
Electric Utilities (12.4%)
Entergy Corp.	450	38
Exelon Corp.	780	44
FirstEnergy Corp.	955	56
FPL Group	1,000	49
ITC Holdings	1,010	42
		229
Electrical Equipment (3.8%)
ABB Ltd.	2,600	34
Rockwell Automation	1,200	37
		71
Energy Equipment & Services (1.1%)
Precision Drilling Trust	2,560	21
Hotels, Restaurants & Leisure (3.6%)
Darden Restaurants	1,700	31
McDonald's Corp.	600	35
		66
Industrial Conglomerates (2.5%)
3M Co.	680	46
Insurance (10.6%)
Arthur J. Gallagher	1,980	49
Endurance Specialty Holdings	1,315	35
Hartford Financial Services Group	530	5
Lincoln National	715	10
Marsh & McLennan	2,300	59
Willis Group Holdings	1,620	37
		195
Machinery (3.6%)
Eaton Corp.	790	36
Ingersoll-Rand	1,900	30
		66
Metals & Mining (0.5%)
Teck Cominco Class B	1,800	9
Multi-Utilities (4.0%)
NSTAR	750	26
TECO Energy	3,600	47
		73
Oil, Gas & Consumable Fuels (9.0%)
Canadian Oil Sands	1,375	28
Canadian Oil Sands Trust	1,195	24
Progress Energy Trust	7,800	56
Spectra Energy	3,612	59
		167
Paper & Forest Products (1.6%)
Weyerhaeuser Co.	760	29
Pharmaceuticals (3.3%)
Johnson & Johnson	1,050	61
Thrifts & Mortgage Finance (2.3%)
New York Community Bancorp	3,280	43
Total Common Stocks (Cost $2,107)		1,528
Convertible Preferred Stocks (1.6%)
Metals & Mining (1.6%)
Freeport-McMoRan Copper & Gold (Cost $74)	725	30
Short-Term Investments (15.3%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $283)	283,063	283
Total Investments## (99.6%) (Cost $2,464)		1,841
Cash, receivables and other assets, less liabilities (0.4%)		7
Total Net Assets (100.0%)		$1,848

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Emerging Markets Equity Fund (UNAUDITED)

Number of Shares		Market Value† ($000's)
Common Stocks (75.8%)
Brazil (6.0%)
Amil Participacoes	5,250	19
Diagnosticos da America	2,375	25
Log-In Logistica Intermodal	5,390	12
PDG Realty Empreendimentos E Participacoes Ø	2,805	11
Petroleo Brasileiro ADR ØØ	4,940	88
		155
Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	1,270	28
China (10.4%)
Angang Steel, H Shares	20,000	16
China Oilfield Services, H Shares	18,000	10
China Shenhua Energy, H Shares	12,500	24
China Vanke, B Shares	42,600	29
Industrial & Commercial Bank of China, H Shares	96,100	47
Lianhua Supermarket Holdings, B Shares	37,000	43
Mindray Medical International ADR	700	13
Want Want China Holdings	73,200	30
Wumart Stores, H Shares	32,000	26
ZTE Corp., H Shares	12,600	28
		266
Egypt (1.0%)
Egyptian Financial Group-Hermes Holding	5,735	17
Orascom Telecom Holding GDR	350	8
		25
Hong Kong (5.9%)
China Mobile ØØ	9,500	87
CNOOC Ltd.	22,000	18
HengAn International Group	13,000	39
Pacific Basin Shipping	15,000	7
		151
India (1.8%)
HDFC Bank ADR	390	22
State Bank of India GDR	570	25
		47
Indonesia (1.0%)
PT Astra Agro Lestari Tbk	15,500	11
PT United Tractors Tbk	43,735	15
		26
Ireland (0.6%)
Dragon Oil *	6,385	15
Israel (6.6%)
Elbit Systems	825	30
Israel Chemicals	3,520	21
Makhteshim-Agan Industries	3,880	12
Mizrahi Tefahot Bank	4,500	22
Teva Pharmaceutical Industries ADR ØØ	1,950	84
		169
Korea (7.2%)
Daegu Bank Ø	2,680	13
Hyundai Mobis	785	33
KB Financial Group *	800	16
LIG Insurance	1,550	13
NHN Corp. *	295	25
Samsung Electronics Ø	160	53
Woongjin Thinkbig	2,200	18
Yuhan Corp.	95	14
		185
Luxembourg (0.6%)
Evraz Group GDR	1,700	16
Malaysia (1.2%)
Top Glove	30,100	31
Mexico (3.0%)
America Movil ADR ØØ	1,950	59
Fomento Economico Mexicano ADR, B Shares	700	19
		78
Peru (1.2%)
Credicorp Ltd.	740	32
Philippines (2.4%)
Energy Development	444,000	23
Philippine Long Distance Telephone	820	39
		62
Russia (5.3%)
Gazprom ADR	2,740	48
LUKOIL ADR	930	29
Mobile TeleSystems ADR	1,100	33
Sberbank GDR	95	16
Uralkaliy GDR *	1,200	9
		135
South Africa (3.5%)
Discovery Holdings	6,300	14
Impala Platinum Holdings	1,695	21
MTN Group	3,415	35
Murray & Roberts Holdings	4,040	20
		90
Taiwan, Province Of China (6.3%)
Delta Electronics Ø	8,560	17
HTC Corp. Ø	1,200	12
Hung Poo Real Estate Development Ø	42,000	24
MediaTek, Inc. Ø	2,915	19
Taiwan Semiconductor Manufacturing ADR	5,600	40
Wistron Corp. Ø	19,865	13
WPG Holdings Ø	29,360	13
Yuanta Financial Holding Ø	60,680	23
		161
Thailand (2.2%)
Banpu Public	2,900	16
Kasikornbank PCL	18,500	22
Thanachart Capital PCL	94,600	18
		56
Turkey (4.4%)
BIM Birlesik Magazalar	1,800	37
Enka Insaat ve Sanayi	4,905	14
Turkcell Iletisim Hizmetleri ADR	3,200	44
Turkiye Garanti Bankasi *	11,720	17
		112
United States (4.1%)
Central European Distribution *	640	15
NII Holdings *	730	14
PowerShares India Portfolio ØØ	6,965	76
		105
Total Common Stocks (Cost $2,255)		1,945
Preferred Stocks (6.1%)
Brazil (6.1%)
Banco Bradesco ADR ØØ	2,360	25
Companhia de Bebidas das Americas ADR	745	33
Companhia Vale do Rio Doce ADR	6,325	69
Ultrapar Participacoes ADR	1,370	30
		157
Total Preferred Stocks (Cost $156)		157
Short-Term Investments (17.6%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $451)	451,190	451
Total Investments## (99.5%) (Cost $2,862)		2,553
Cash, receivables and other assets, less liabilities (0.5%)		12
Total Net Assets (100.0%)		$2,565

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY Emerging Markets Equity Fund (UNAUDITED)

Industry	Market Value† (000's omitted)	Percentage of Net Assets
Wireless Telecommunication Services	$319	12.4%
Commercial Banks	257	10.0%
Oil, Gas & Consumable Fuels	238	9.3%
Metals & Mining	122	4.8%
Semiconductors & Semiconductor Equipment	113	4.4%
Food & Staples Retailing	106	4.1%
Pharmaceuticals	98	3.8%
Chemicals	70	2.7%
Beverages	66	2.6%
Real Estate Management & Development	53	2.1%
Insurance	46	1.8%
Health Care Equipment & Supplies	44	1.7%
Food Products	41	1.6%
Personal Products	39	1.5%
Industrial Conglomerates	34	1.3%
Auto Components	33	1.3%
Aerospace & Defense	30	1.2%
Electronic Equipment & Instruments	30	1.2%
Specialty Retail	30	1.2%
Communications Equipment	28	1.1%
Computers & Peripherals	25	1.0%
Health Care Providers & Services	25	1.0%
Internet Software & Services	25	1.0%
Diversified Financial Services	23	0.9%
Independent Power Producers & Energy Traders	23	0.9%
Consumer Finance	18	0.7%
Media	18	0.6%
Capital Markets	17	0.6%
Machinery	15	0.6%
Air Freight & Logistics	12	0.5%
Household Durables	11	0.4%
Energy Equipment & Services	10	0.4%
Marine	7	0.3%
Other Assets-Net	539	21.0%

	$2,565	100.0%

November 30, 2008 Schedule of Investments Energy Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (97.7%)
Commercial Services & Supplies (2.9%)
Covanta Holding *	4,700	94
Electric Utilities (9.0%)
Entergy Corp.	310	27
Exelon Corp.	2,405	135
FirstEnergy Corp.	580	34
FPL Group	930	45
ITC Holdings	740	31
Northeast Utilities	700	16
		288
Energy Equipment & Services (6.1%)
National Oilwell Varco *	2,300	65
Schlumberger Ltd.	2,575	131
		196
Gas Utilities (8.6%)
Equitable Resources	3,175	106
New Jersey Resources	800	32
Questar Corp.	4,210	135
		273
Independent Power Producers & Energy Traders (7.8%)
AES Corp. *	2,800	22
Calpine Corp. *	10,500	94
Dynegy Inc. *	28,300	63
Mirant Corp. *	900	15
NRG Energy *	1,575	37
Reliant Resources *	3,400	20
		251
Oil, Gas & Consumable Fuels (63.3%)
Apache Corp.	2,278	176
Canadian Natural Resources	3,460	143
Concho Resources *	4,865	115
Denbury Resources *	2,840	27
Devon Energy	2,330	169
EOG Resources	2,661	226
Exxon Mobil	1,200	96
Occidental Petroleum	3,515	190
Petrohawk Energy *	5,400	95
Petroleo Brasileiro ADR	2,620	55
Quicksilver Resources *	3,705	23
Range Resources	5,135	213
Southwestern Energy *	6,525	224
Suncor Energy	2,297	49
Williams Cos	2,300	37
XTO Energy	4,951	190
		2,028
Total Common Stocks (Cost $3,398)		3,130
Short-Term Investments (3.0%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $96)	95,630	96
Total Investments## (100.7%) (Cost $3,494)		3,226
Liabilities, less cash, receivables and other assets [(0.7%)]		(22)
Total Net Assets (100.0%)		$3,204

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Equity Income Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (69.1%)
Beverages (2.6%)
Diageo PLC ADR	9,000	507
Diversified Financial Services (3.9%)
Bank of America	19,000	309
J.P. Morgan Chase	14,000	443
		752
Electric Utilities (6.8%)
Duke Energy	18,000	280
Exelon Corp.	9,000	506
FPL Group	10,800	527
		1,313
Energy Equipment & Services (2.4%)
Cathedral Energy Services Income Trust	3,000	19
Cathedral Energy Services Income Trust	30,000	168
Precision Drilling Trust	33,000	266
		453
Food & Staples Retailing (2.2%)
Safeway Inc.	19,000	414
Forest Products & Paper (0.7%)
Acadian Timber Income Fund	27,000	131
Gas Utilities (3.9%)
New Jersey Resources	9,200	369
ONEOK, Inc.	13,000	381
		750
Insurance (1.6%)
Arthur J. Gallagher	12,500	310
Media (1.9%)
Groupe Aeroplan	3,900	25
World Wrestling Entertainment	30,000	349
		374
Multi-Utilities (7.7%)
Dominion Resources	4,600	169
National Grid ADR	2,000	105
NSTAR	15,000	533
TECO Energy	22,000	286
Xcel Energy	20,000	376
		1,469
Oil, Gas & Consumable Fuels (9.0%)
ARC Energy Trust	22,000	352
Canadian Oil Sands	2,000	42
Canadian Oil Sands Trust	13,000	262
Enbridge Energy Management *	12,606	355
Hugoton Royalty Trust	17,000	344
Patriot Coal *	8,000	68
Progress Energy Trust	40,000	286
Spectra Energy	800	13
		1,722
Pharmaceuticals (1.5%)
Johnson & Johnson	5,000	293
Real Estate Investment Trusts (19.6%)
American Campus Communities	14,500	325
Equity Residential	14,400	438
GZI REIT	1,120,000	217
Health Care REIT	7,900	300
Plum Creek Timber Company	13,500	480
Potlatch Corp.	13,000	347
Rayonier Inc.	12,000	401
Realty Income	25,200	509
Ventas, Inc.	32,000	735
		3,752
Road & Rail (0.8%)
Norfolk Southern	3,100	153
Tobacco (2.6%)
Philip Morris International	12,000	506
Trading Companies & Distributors (1.2%)
MSC Industrial Direct	6,400	221
Water Utilities (0.7%)
California Water Service Group	3,000	127
Total Common Stocks (Cost $18,396)		13,247
Convertible Preferred Stocks (3.5%)
Bunge Ltd.	7,300	387
Freeport-McMoRan Copper & Gold	2,600	109
New York Community Capital Trust V	6,000	185
Total Convertible Preferred Stocks (Cost $1,420)		681
Principal Amount ($000’s)
Convertible Bonds (12.1%)
Allied Waste Industries, Inc., Senior Subordinated Debentures, 4.25%, due 4/15/34	350,000	312
American Tower Corp., Senior Unsecured Notes, 5.00%, due 2/15/10	50,000	47
Amgen, Inc., Senior Unsecured Notes, 0.13%, due 2/1/11	250,000	226

	Principal Amount ($000's)	Market Value† ($000's)
Bill Barrett Corp., Senior Unsecured Notes, 5.00%, due 3/15/28	350,000	237
Coeur d'Alene Mines Corp., Senior Unsecured Notes, 1.25%, due 1/15/24	$300,000	107
Integra Lifesciences Holdings Corp., Senior Unsecured Notes, 2.38%, due 6/1/12 ñ	500,000	333
NII Holdings, Inc., Senior Unsecured Notes, 3.13%, due 6/12/12	100,000	56
Pacific Rubiales Energy Corp., Subordinated Notes, 8.00%, due 8/29/13	250,000	140
Patriot Coal Corp., Senior Unsecured Notes, 3.25, due 5/31/13 ñ	500,000	252
Prudential Financial, Inc., Floating Rate Senior Unsecured Notes, 0.42%, due 12/12/08 µ	350,000	345
Sino-Forest Corp., Senior Unsecured Notes, 5.00%, due 8/1/13 ñ	250,000	135
Trinidad Drilling Ltd., Unsecured Subordinated Notes, 7.75%, due 7/31/12	250,000	129
Total Convertible Bonds (Cost $3,324)		2,319
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (5.2%)
U.S. Treasury Bill (Cost $1,000)	1,000,000	1,000

	Number of Shares
Short-Term Investments (7.1%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $1,367)	1,366,986	1,367
Total Investments## (97.0%) (Cost $25,507)		18,614
Cash, receivables and other assets, less liabilities (3.0%)		571
Total Net Assets (100.0%)		$19,185

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Focus Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (96.0%)
Beverages (3.7%)
PepsiCo, Inc. È	340,000	19,278
Biotechnology (3.6%)
Genzyme Corp. *È	300,000	19,206
Capital Markets (4.4%)
Bank of New York Mellon È	765,000	23,111
Communications Equipment (8.4%)
Cisco Systems *È	1,270,000	21,006
Nokia Corp. ADR È	1,440,000	20,405
QUALCOMM Inc. È	76,300	2,561
		43,972
Computers & Peripherals (1.9%)
IBM È	125,000	10,200
Diversified Financial Services (7.7%)
Bank of America È	1,025,000	16,656
Citigroup Inc.	1	—
J.P. Morgan Chase È	750,000	23,745
		40,401
Electric Utilities (4.0%)
Exelon Corp. È	375,000	21,079
Electrical Equipment (5.0%)
Rockwell Automation È	850,000	26,477
Food & Staples Retailing (4.9%)
CVS Corp. È	885,000	25,603
Food Products (1.3%)
Ralcorp Holdings *È	110,000	6,882
Health Care Equipment & Supplies (7.4%)
Covidien Ltd.	735,000	27,085
Zimmer Holdings *	315,000	11,756
		38,841
Hotels, Restaurants & Leisure (3.0%)
Darden Restaurants È	869,300	15,900
Internet Software & Services (2.2%)
Google Inc. Class A *È	40,000	11,718
Life Science Tools & Services (3.7%)
Thermo Fisher Scientific *	540,000	19,267
Machinery (3.9%)
Ingersoll-Rand È	950,000	14,896
Terex Corp. *È	400,000	5,704
		20,600
Multiline Retail (2.1%)
Kohl's Corp. *È	340,000	11,104
Oil, Gas & Consumable Fuels (14.7%)
Occidental Petroleum È	570,000	30,860
Range Resources È	340,000	14,100
XTO Energy	840,000	32,121
		77,081
Software (7.2%)
Amdocs Ltd. *È	1,120,000	21,045
Microsoft Corp. È	825,000	16,681
		37,726
Specialty Retail (6.9%)
Tiffany & Co. È	560,000	11,082
TJX Cos. È	1,100,000	25,102
		36,184
Total Common Stocks (Cost $635,072)		504,630
Short-Term Investments (29.6%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	31,230,629	31,231
Neuberger Berman Securities Lending Quality Fund, LLC ‡	124,433,843	124,434
Total Short-Term Investments (Cost $155,665)		155,665
Total Investments## (125.6%) (Cost $790,737)		660,295
Liabilities, less cash, receivables and other assets [(25.6%)]		(134,830)
Total Net Assets (100.0%)		$525,465

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Genesis Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (92.3%)
Aerospace & Defense (3.1%)
Alliant Techsystems *^	1,808,262	148,639
Argon ST *	176,000	3,448
Curtiss-Wright	1,429,400	47,742
Teledyne Technologies *	901,900	36,635
		236,464
Air Freight & Logistics (1.6%)
Forward Air ^	2,172,800	50,235
Hub Group Class A *^	2,802,600	74,830
		125,065
Auto Components (0.8%)
Drew Industries *^	2,096,400	29,476
Gentex Corp.	3,643,114	31,950
		61,426
Automobiles (0.2%)
Thor Industries	1,129,497	17,665
Beverages (0.4%)
Boston Beer Company *^	1,035,519	33,219
Building Products (1.1%)
Simpson Manufacturing ^	3,342,900	86,915
Capital Markets (0.8%)
Eaton Vance	1,087,500	20,793
Greenhill & Co.	594,700	40,499
		61,292
Chemicals (0.0%)
Flotek Industries *	986,560	2,970
Commercial Banks (4.4%)
Bank of Hawaii	1,509,700	67,348
BOK Financial	1,107,494	51,377
Cullen/Frost Bankers	1,497,300	81,168
Glacier Bancorp	1,424,608	25,329
Texas Capital Bancshares *	203,600	3,268
Westamerica Bancorp ^	2,145,843	114,073
		342,563
Commercial Services & Supplies (6.0%)
Copart, Inc. *	3,377,231	90,071
Exponent, Inc. *^	1,174,735	35,853
Healthcare Services Group ^	3,847,754	61,179
Knoll, Inc.	1,664,900	17,931
Layne Christensen *^	1,969,765	44,477
Ritchie Bros. Auctioneers ^	5,486,860	102,440
Rollins, Inc.	3,487,672	60,407
United Stationers *^	1,663,663	52,921
		465,279
Containers & Packaging (2.9%)
AptarGroup Inc. ^	6,660,900	222,741
Diversified Consumer Services (3.0%)
Matthews International ^	3,575,300	145,979
Strayer Education	351,611	84,250
		230,229
Diversified Financial Services (0.1%)
Pico Holdings *	389,072	8,828
Electrical Equipment (0.7%)
Brady Corp. ^	2,775,989	57,324
Electronic Equipment & Instruments (2.0%)
Rofin-Sinar Technologies *^	3,478,350	82,576
Trimble Navigation *	3,413,342	69,496
		152,072
Energy Equipment & Services (2.8%)
CARBO Ceramics ^	2,047,300	98,066
ION Geophysical *^	5,271,400	15,814
NATCO Group *^	2,006,028	36,369
National Oilwell Varco *	821,278	23,234
Oceaneering International *	1,196,700	30,899
Pason Systems	1,308,065	12,486
		216,868
Food & Staples Retailing (1.2%)
Ruddick Corp. ^	3,418,202	93,522
Food Products (0.6%)
J & J Snack Foods ^	1,454,716	43,263
Gas Utilities (0.3%)
New Jersey Resources	514,500	20,662
Health Care Equipment & Supplies (8.7%)
Abaxis, Inc. *	1,057,000	14,016
American Medical Systems Holdings *^	8,147,265	71,696
ArthroCare Corp. *^	2,834,862	37,080
DENTSPLY International	2,093,000	54,585
Haemonetics Corp. *^	2,484,300	142,077
IDEXX Laboratories *	2,841,562	87,833
Immucor Inc. *	3,360,891	81,569
Integra LifeSciences Holdings *^	2,282,902	71,888
Sirona Dental Systems *^	2,850,826	34,153
Surmodics, Inc. *^	2,065,230	46,963
Wright Medical Group *	1,809,894	30,696
		672,556
Health Care Providers & Services (4.0%)
AmSurg Corp. *^	1,961,634	39,095
Henry Schein *	2,796,640	99,924
Landauer, Inc.	53,700	3,083
MWI Veterinary Supply *^	1,187,529	29,629
Patterson Companies *	3,411,400	64,203
VCA Antech *	3,725,505	70,971
		306,905
Household Products (3.4%)
Church & Dwight ^	4,395,055	261,242
Industrial Conglomerates (0.6%)
Raven Industries ^	1,903,276	48,629
Insurance (2.8%)
Brown & Brown	4,396,555	87,491
Hanover Insurance Group	150,400	6,064
HCC Insurance Holdings	878,200	20,471
Infinity Property & Casualty	50,000	2,295
RenaissanceRe Holdings	812,953	38,315
RLI Corp.	454,807	26,524
Validus Holdings	399,234	9,278
Zenith National Insurance	921,800	30,410
		220,848
IT Services (1.6%)
ManTech International *^	2,150,500	117,030
NCI, Inc. Class A *	358,699	10,324
		127,354
Life Science Tools & Services (4.4%)
Charles River Laboratories International *	1,197,800	27,310
Dionex Corp. *^	2,074,332	106,392
ICON PLC *^	3,480,500	73,752
Pharmaceutical Product Development	4,362,000	114,895
Techne Corp.	306,800	19,025
		341,374
Machinery (12.6%)
Astec Industries *^	2,028,322	61,357
Bucyrus International ^	4,179,600	81,628
Chart Industries *^	2,220,028	21,223
CLARCOR Inc. ^	5,544,222	178,025
Donaldson Co.	2,674,400	91,518
Graco Inc.	1,655,517	35,527
Joy Global	1,881,700	43,825
Lindsay Corp. ^	1,081,250	42,071
Middleby Corp. *	414,950	13,432
Nordson Corp. ^	2,508,930	81,415
Robbins & Myers	1,583,200	35,622
Tennant Co. ^	999,200	24,071
Titan International ^	2,365,147	22,563
Toro Co ^	3,141,804	89,353
Valmont Industries	835,204	46,187
Wabtec Corp. ^	2,703,000	104,309
		972,126
Media (1.0%)
Arbitron Inc. ^	1,563,167	21,931
Interactive Data	2,411,400	55,848
		77,779
Metals & Mining (2.6%)
Compass Minerals International ^	3,450,900	193,216
Gammon Gold *	2,614,518	7,922
		201,138
Office Electronics (1.1%)
Zebra Technologies *^	3,936,547	83,297
Oil, Gas & Consumable Fuels (9.9%)
Arena Resources *^	3,329,528	88,132
Berry Petroleum Class A	1,918,500	22,466
BPZ Resources *	175,500	1,081
Cabot Oil & Gas	2,877,300	86,233
Carrizo Oil & Gas *^	1,708,327	35,362
Concho Resources *	748,100	17,648
Denbury Resources *	9,433,100	89,897
Encore Acquisition *	1,703,400	45,038
Foundation Coal Holdings ^	2,913,900	41,581
Galleon Energy *	2,482,900	8,436
Pacific Rubiales Energy *	2,463,300	6,432
Parallel Petroleum *^	3,397,041	10,701
Petrobank Energy and Resources *	3,248,400	61,068
Petrohawk Energy *	2,627,530	45,903
Quicksilver Resources *	2,848,100	17,744
Rex Energy *	159,400	972
Southwestern Energy *	3,645,600	125,299
St. Mary Land & Exploration	1,308,100	26,306
XTO Energy	872,725	33,373
		763,672
Personal Products (1.9%)
Alberto-Culver Co. ^	5,613,450	120,521
Chattem, Inc. *	424,795	30,827
		151,348
Pharmaceuticals (0.1%)
K-V Pharmaceutical *	1,146,647	5,252
Road & Rail (0.2%)
Heartland Express	640,293	9,886
Landstar System	122,100	3,924
		13,810
Software (3.3%)
Blackbaud, Inc. ^	4,439,803	55,498
FactSet Research Systems	1,325,600	53,024
MICROS Systems *^	5,333,642	88,805
Solera Holdings *	2,849,016	55,755
		253,082
Specialty Retail (1.0%)
Hibbett Sports *^	1,810,263	25,778
Sally Beauty Holdings *	6,738,584	29,313
Tractor Supply *	641,900	24,636
		79,727
Thrifts & Mortgage Finance (0.7%)
Brookline Bancorp	2,433,254	27,471
Flushing Financial	627,600	8,573
Oritani Financial *	1,188,900	20,057
		56,101
Trading Companies & Distributors (0.4%)
MSC Industrial Direct	824,100	28,522
Total Common Stocks (Cost $7,025,838)		7,143,129
Short-Term Investments (7.6%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $586,251)	586,251,288	586,251
Total Investments## (99.9%) (Cost $7,612,089)		7,729,380
Cash, receivables and other assets, less liabilities (0.1%)		5,047
Total Net Assets (100.0%)		$7,734,427

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Global Real Estate Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (97.2%)
Australia (10.1%)
CFS Retail Property Trust	63,600	88
Commonwealth Property Office Fund	86,200	75
Westfield Group	31,400	311
		474
Bermuda (2.9%)
Hongkong Land Holdings	56,800	137
Canada (3.9%)
Boardwalk Real Estate Investment Trust	4,400	92
RioCan Real Estate Investment Trust	7,600	91
		183
France (3.7%)
Unibail-Rodamco	1,280	172
Germany (1.0%)
Alstria Office REIT	2,700	14
IFM Immobilien *	4,600	33
		47
Hong Kong (12.4%)
Hang Lung Group	44,000	147
Link REIT (The)	94,000	180
Sun Hung Kai Properties	31,600	252
		579
Japan (13.7%)
Mitsubishi Estate	18,000	269
Mitsui Fudosan	10,000	154
Nippon Building Fund	22	218
		641
Singapore (5.4%)
Ascendas Real Estate Investment Trust	93,500	92
Capitaland Ltd.	67,300	124
Frasers Centrepoint Trust	92,500	37
		253
Switzerland (1.6%)
PSP Swiss Property	1,800	75
United Kingdom (6.9%)
British Land	9,000	73
Brixton PLC	14,900	28
Hammerson PLC	11,300	90
Land Securities Group	8,900	130
		321
United States (35.6%)
Acadia Realty Trust	3,200	45
Alexandria Real Estate Equities	900	40
American Campus Communities	1,900	42
AvalonBay Communities	1,100	67
Boston Properties	800	43
Corporate Office Properties Trust	2,600	77
Digital Realty Trust	2,400	66
Equity Residential	2,200	67
Essex Property Trust	600	52
Extra Space Storage	4,700	42
Federal Realty Investment Trust	1,300	75
HCP, Inc.	2,600	54
Health Care REIT	1,200	46
Highwoods Properties	2,000	48
Host Hotels & Resorts	4,900	37
Kimco Realty	5,100	72
Macerich Co.	1,400	19
Mid-America Apartment Communities	1,500	55
Plum Creek Timber Company	2,500	89
ProLogis	4,000	15
Public Storage	1,200	84
Regency Centers	1,400	50
Simon Property Group	2,200	104
SL Green Realty	1,500	28
Tanger Factory Outlet Centers	1,500	55
Taubman Centers	1,900	45
UDR, Inc.	3,000	45
Ventas, Inc.	3,300	76
Vornado Realty Trust	1,200	64
Washington Real Estate Investment Trust	2,500	66
		1,668
Total Common Stocks (Cost $7,390)		4,550
Short-Term Investments (1.4%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $66)	65,699	66
Total Investments## (98.6%) (Cost $7,456)		4,616
Cash, receivables and other assets, less liabilities (1.4%)		67
Total Net Assets (100.0%)		$4,683

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY

Global Real Estate Fund (UNAUDITED)

Industry	Market Value† (000's omitted)	Percentage of Net Assets
Diversified	$944	20.2%
Retail	929	19.8%
Office	770	16.4%
Apartments	365	7.8%
Computers & Peripherals	311	6.6%
Health Care	242	5.2%
Real Estate Management & Development	212	4.5%
Regional Malls	149	3.2%
Industrial	135	2.9%
Heavy Industry	89	1.9%
Self Storage	84	1.8%
Reinsurance	75	1.6%
Office - Industrial	66	1.4%
Residential	55	1.2%
Community Centers	45	1.0%
Telecommunications	42	0.9%
Lodging	37	0.8%
Other Assets-Net	133	2.8%
	$4,683	100.0%

November 30, 2008 Schedule of Investments Guardian Fund (UNAUDITED)

	Number of Shares	Market Value† (000's)
Common Stocks (97.9%)
Auto Components (2.2%)
BorgWarner, Inc.	806,856	19,090
Automobiles (1.9%)
Toyota Motor ADR È	259,910	16,400
Biotechnology (4.4%)
Genzyme Corp. *	546,940	35,015
Medarex, Inc. *	769,800	3,888
		38,903
Capital Markets (6.1%)
Bank of New York Mellon	1,113,713	33,645
Charles Schwab È	1,061,455	19,457
		53,102
Commercial Services & Supplies (6.3%)
Republic Services	848,250	20,358
Waste Management	1,198,325	34,991
		55,349
Diversified Financial Services (2.3%)
IntercontinentalExchange Inc. *	276,190	20,328
Electronic Equipment & Instruments (7.8%)
Anixter International *	982,355	26,917
National Instruments	1,704,979	41,107
		68,024
Energy Equipment & Services (3.1%)
Schlumberger Ltd.	530,400	26,913
Health Care Providers & Services (1.7%)
UnitedHealth Group	718,775	15,101
Industrial Conglomerates (4.2%)
3M Co. È	544,850	36,467
Industrial Gases (2.5%)
Praxair, Inc.	368,196	21,742
Insurance (6.3%)
Progressive Corp.	1,903,650	28,593
Willis Group Holdings	1,134,450	26,172
		54,765
Life Science Tools & Services (1.0%)
Millipore Corp. *	177,190	8,976
Machinery (4.6%)
Danaher Corp.	721,640	40,152
Media (16.6%)
Comcast Corp. Class A Special È	2,643,825	44,337
Liberty Global Class A *	778,633	11,282
Liberty Global Class C *	625,363	8,818
Scripps Networks Interactive	1,536,335	42,695
Washington Post	94,628	37,463
		144,595
Multi-Utilities (4.9%)
National Grid	3,733,032	39,008
National Grid ADR	67,218	3,516
		42,524
Oil, Gas & Consumable Fuels (8.1%)
Bg Group PLC	1,505,950	21,532
Cimarex Energy	390,075	11,066
Newfield Exploration *	1,093,700	24,696
Petroleo Brasileiro ADR	623,650	13,059
		70,353
Road & Rail (3.3%)
Canadian National Railway	814,765	28,696
Semiconductors & Semiconductor Equipment (7.8%)
Altera Corp.	2,886,769	42,464
Texas Instruments	1,622,800	25,267
		67,731
Software (2.8%)
Intuit Inc. *	1,086,560	24,078
Total Common Stocks (Cost $1,022,864)		853,289
Short-Term Investments (10.4%)
Neuberger Berman Prime Money Fund Trust Class ØØ@	20,537,427	20,537
Neuberger Berman Securities Lending Quality Fund, LLC ‡	70,385,787	70,386
Total Short-Term Investments (Cost $90,923)		90,923
Total Investments ## (108.3%) (Cost $1,113,787)		944,212
Liabilities, less cash, receivables and other assets [(8.3%)]		(72,136)
Total Net Assets (100.0%)		$872,076

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments International Fund(UNAUDITED)

Number of Shares		Market Value† ($000’s)
Common Stocks (86.5%)
Australia (0.0%)
Woodside Petroleum	1,605	38
Belgium (2.7%)
Anheuser-Busch InBev	110,787	1,824
Colruyt SA	27,545	5,945
Fortis	192,640	183
Fortis VVPR Strip *	192,640	2
Option NV *Ñ	387,381	1,031
Telenet Group Holding *	134,405	1,989
		10,974
Brazil (1.3%)
Amil Participacoes	758,135	2,732
Petroleo Brasileiro ADR	142,725	2,537
		5,269
Canada (3.5%)
Addax Petroleum	185,115	3,278
Cameco Corp.	175,720	3,149
MacDonald Dettwiler *	373,790	5,642
Talisman Energy	252,720	2,537
		14,606
Chile (0.7%)
Sociedad Quimica y Minera de Chile ADR, B Shares	129,880	2,921
Denmark (1.0%)
Novo Nordisk Class B	79,400	4,075
Finland (1.3%)
Nokia Oyj	386,415	5,473
France (7.7%)
Euler Hermes	64,560	2,922
Ipsen SA	151,784	5,054
Ipsos Ñ	234,198	5,655
Pernod Ricard	49,280	2,905
Teleperformance	179,050	4,298
Total SA ADR	112,290	5,923
Vallourec SA	45,328	4,838
		31,595
Germany (9.6%)
Continental AG *	34,840	2,495
Deutsche Boerse	26,200	1,871
Fresenius Medical Care	99,120	4,315
GEA Group	260,695	4,023
Gerresheimer AG Ñ	196,840	6,775
Pfeiffer Vacuum Technology	42,505	2,310
SAP AG	129,575	4,424
Tognum AG	313,461	3,424
Wacker Chemie	45,746	4,610
Wincor Nixdorf	143,717	5,286
		39,533
Greece (0.6%)
Piraeus Bank	245,797	2,424
Hong Kong (2.9%)
China Mobile ADR	92,965	4,261
HengAn International Group	1,635,530	4,902
Want Want China Holdings	6,736,800	2,744
		11,907
India (0.4%)
State Bank of India GDR	42,266	1,838
Ireland (1.3%)
DCC PLC	271,325	3,641
Dragon Oil *Ñ	763,664	1,753
		5,394
Israel (1.5%)
Makhteshim-Agan Industries	644,995	2,001
Teva Pharmaceutical Industries ADR	92,400	3,987
		5,988
Italy (1.8%)
Milano Assicurazioni Ñ	1,437,190	4,506
UBI Banca	197,510	2,847
		7,353
Japan (16.9%)
Alfresa Holdings	80,100	3,524
East Japan Railway	757	5,857
EXEDY Corp.	166,000	2,212
FANUC Ltd.	62,800	3,879
Hisamitsu Pharmaceutical	117,100	4,720
Hogy Medical	79,200	4,521
Nihon Kohden	532,800	9,516
Nintendo Co. ADR	134,430	5,221
NITTO DENKO	105,000	1,762
OLYMPUS Corp.	228,800	4,758
Sankyo Co.	130,000	7,121
Shiseido Co.	150,000	2,794
Takeda Pharmaceutical	105,900	5,140
TERUMO Corp.	92,500	4,284
Toyota Motor ADR	65,420	4,128
		69,437
Korea (0.7%)
Hyundai Mobis	67,735	2,859
Netherlands (6.5%)
ASML Holding	121,978	1,860
Fugro NV	144,025	4,587
Heineken NV	100,070	2,760
Nutreco Holding	102,565	3,334
Sligro Food Group Ñ	194,544	3,591
TNT NV	295,990	6,199
Unilever NV	188,300	4,394
		26,725
Norway (1.5%)
DnB NOR	860,375	3,256
Prosafe ASA	820,135	3,071
		6,327
Singapore (0.9%)
United Overseas Bank	436,000	3,828
Spain (2.0%)
Telefonica SA ADR	414,910	8,406
Sweden (1.2%)
Getinge AB, B Shares	396,995	4,772
Switzerland (5.7%)
Barry Callebaut	7,401	4,338
Logitech International *	159,300	2,080
Nestle SA	207,210	7,506
Roche Holding	27,840	3,901
Swiss Re	135,019	5,517
		23,342
United Kingdom (14.8%)
Amlin PLC	1,457,032	8,272
Chemring Group	238,728	6,902
Diageo PLC	355,650	4,968
Experian Group	858,225	5,229
GlaxoSmithKline PLC	141,469	2,452
Halma PLC	862,019	2,371
Informa PLC	994,388	3,124
Laird Group	1,007,530	1,384
RPS Group	1,736,421	3,390
Sepura Ltd. Ñ	972,804	587
SSL International	974,206	7,202
Tullow Oil	251,056	2,029
Vodafone Group	6,565,741	12,902
		60,812
Total Common Stocks (Cost $511,940)		355,896
Preferred Stocks (1.7%)
Brazil (1.7%)
Companhia Vale do Rio Doce ADR	218,432	2,379
Ultrapar Participacoes ADR	197,690	4,377
		6,756
Total Preferred Stocks (Cost $4,226)		6,756
Rights (0.3%)
Belgium (0.3%)
Anheuser-Busch InBev *	110,787	1,336
Fortis *	192,640	0
		1,336
Sweden (0.0%)
Getinge AB, B Shares *	389,695	71
Total Rights (Cost $1,222)		1,407
Short-Term Investments (6.3%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $25,873)	25,872,888	25,873
Total Investments## (94.8%) (Cost $543,261)		389,932
Cash, receivables and other assets, less liabilities (5.2%)		21,341
Total Net Assets (100.0%)		$411,273

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY International Fund (UNAUDITED)

Industry	Market Value† (000's omitted)	Percentage of Net Assets
Health Care Equipment & Supplies	$30,769	7.5%
Pharmaceuticals	24,609	6.0%
Insurance	23,949	5.8%
Food Products	22,316	5.4%
Oil, Gas & Consumable Fuels	18,095	4.4%
Wireless Telecommunication Services	17,163	4.2%
Software	15,287	3.7%
Machinery	15,050	3.7%
Chemicals	11,294	2.8%
Diversified Telecommunication	10,395	2.5%
Food & Staples Retailing	9,536	2.3%
Beverages	8,825	2.2%
Media	8,779	2.1%
Commercial Services & Supplies	8,619	2.1%
Commercial Banks	8,527	2.1%
Health Care Providers & Services	7,839	1.9%
Energy Equipment & Services	7,658	1.9%
Auto Components	7,566	1.8%
Computers & Peripherals	7,366	1.8%
Leisure Equipment & Products	7,121	1.7%
Communications Equipment	7,091	1.7%
Aerospace & Defense	6,902	1.7%
Life Science Tools & Services	6,775	1.6%
Air Freight & Logistics	6,199	1.5%
Road & Rail	5,857	1.4%
Business Services - IT Business Services	4,968	1.2%
Personal Products	4,902	1.2%
Pharmaceuticals & Biotechnology	4,720	1.2%
Specialty Retail	4,377	1.1%
Textiles, Apparel & Luxury Goods	4,298	1.0%
Hospital Supplies	4,284	1.0%
Automobiles	4,128	1.0%
Banking & Financial	3,828	0.9%
Electronic Equipment & Instruments	3,755	0.9%
Industrial Conglomerates	3,641	0.9%
Electrical Equipment	3,424	0.8%
Energy	3,149	0.8%
Household & Personal Products	2,794	0.7%
Metals & Mining	2,379	0.6%
Defense	1,871	0.5%
Semiconductors & Semiconductor Equipment	1,860	0.5%
Basic Materials	1,838	0.4%
Diversified Financial Services	185	0.0%
Packing & Containers	71	0.0%
Other Assets-Net	47,214	11.5%

	$411,273	100.0%

November 30, 2008 Schedule of Investments International Institutional Fund (UNAUDITED)

	Number of Shares	Market Value† ($000’s)
Common Stocks (90.1%)
Belgium (2.7%)
Anheuser-Busch InBev	61,727	1,016
Colruyt SA	15,350	3,313
Fortis VVPR Strip *	77,074	1
Option NV *Ñ	222,253	591
Telenet Group Holding *	72,690	1,076
		5,997
Brazil (1.3%)
Amil Participacoes	417,285	1,503
Petroleo Brasileiro ADR	79,400	1,412
		2,915
Canada (3.7%)
Addax Petroleum	103,161	1,827
Cameco Corp.	95,210	1,706
MacDonald Dettwiler *	208,309	3,144
Talisman Energy	141,005	1,416
		8,093
Chile (0.7%)
Sociedad Quimica y Minera de Chile ADR B Shares	70,005	1,574
China (0.7%)
Want Want China Holdings	3,647,280	1,486
Denmark (1.0%)
Novo Nordisk Class B	44,700	2,294
Finland (1.4%)
Nokia Oyj	215,310	3,050
France (8.0%)
Euler Hermes	35,975	1,628
Ipsen SA	81,010	2,697
Ipsos	130,495	3,151
Pernod Ricard	27,460	1,619
Teleperformance	99,765	2,394
Total SA ADR	62,535	3,299
Vallourec SA	25,258	2,696
		17,484
Germany (10.0%)
Continental AG *	17,749	1,271
Deutsche Boerse	14,390	1,028
Fresenius Medical Care	55,230	2,405
GEA Group	145,255	2,241
Gerresheimer AG	106,575	3,668
Pfeiffer Vacuum Technology	28,353	1,541
SAP AG	70,005	2,390
Tognum AG	174,660	1,908
Wacker Chemie	25,091	2,528
Wincor Nixdorf	79,220	2,914
		21,894
Greece (0.6%)
Piraeus Bank	136,954	1,351
Hong Kong (2.3%)
China Mobile ADR	51,770	2,372
HengAn International Group	911,030	2,731
		5,103
India (0.5%)
State Bank of India GDR	24,210	1,053
Ireland (1.4%)
DCC PLC	1,120	15
DCC PLC	150,060	2,014
Dragon Oil *	425,510	976
		3,005
Israel (1.5%)
Makhteshim-Agan Industries	370,045	1,148
Teva Pharmaceutical Industries ADR	51,305	2,214
		3,362
Italy (1.9%)
Milano Assicurazioni	838,995	2,631
UBI Banca	110,050	1,586
		4,217
Japan (17.7%)
Alfresa Holdings	44,600	1,962
East Japan Railway	420	3,250
EXEDY Corp.	89,700	1,195
FANUC Ltd.	35,000	2,162
Hisamitsu Pharmaceutical	67,200	2,709
Hogy Medical	44,100	2,517
Nihon Kohden	296,900	5,302
Nintendo Co. ADR	74,775	2,904
NITTO DENKO	58,500	982
OLYMPUS Corp.	130,000	2,703
Sankyo Co.	72,400	3,966
Shiseido Co.	82,000	1,528
Takeda Pharmaceutical	59,000	2,864
Takuma Co.	15,000	29
TERUMO Corp.	51,300	2,376
Toyota Motor ADR	36,470	2,301
		38,750
Korea (0.7%)
Hyundai Mobis	37,744	1,593
Netherlands (6.7%)
ASML Holding	67,243	1,026
Fugro NV	77,965	2,483
Heineken NV	55,755	1,538
Nutreco Holding	57,150	1,857
Sligro Food Group	108,395	2,001
TNT NV	164,920	3,454
Unilever NV	104,920	2,448
		14,807
Norway (1.6%)
DnB NOR	479,350	1,814
Prosafe ASA	456,885	1,711
		3,525
Singapore (0.9%)
United Overseas Bank	235,000	2,064
Spain (2.1%)
Telefonica SA ADR	231,185	4,684
Sweden (1.3%)
Getinge AB, B Shares	227,720	2,737
Switzerland (6.0%)
Barry Callebaut *	4,125	2,418
Logitech International *	91,355	1,193
Nestle SA	115,400	4,180
Roche Holding	15,655	2,193
Swiss Re	75,232	3,074
		13,058
United Kingdom (14.1%)
Amlin PLC	808,818	4,592
Chemring Group	133,018	3,846
Experian Group	478,193	2,913
GlaxoSmithKline PLC	79,619	1,380
Halma PLC	480,309	1,321
Informa PLC	538,405	1,692
Laird Group	561,390	771
RPS Group	943,474	1,842
Sepura Ltd. Ñ	608,586	367
SSL International	527,356	3,898
Tullow Oil	139,884	1,131
Vodafone Group	3,658,378	7,189
		30,942
United Kingdom (1.3%)
Diageo PLC	198,090	2,767
Total Common Stocks (Cost $291,913)		197,805
Preferred Stocks (1.7%)
Brazil (1.7%)
Companhia Vale do Rio Doce ADR	121,595	1,324
Ultrapar Participacoes ADR	104,630	2,306
		3,630
Total Preferred Stocks (Cost $2,668)		3,630
Rights (0.4%)
Belgium (0.4%)
Anheuser-Busch InBev *	63,562	767
Sweden (0.0%)
Getinge AB, B Shares *	223,620	41
Total Rights (Cost $1,220)		808
Short-Term Investments (5.6%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $12,328)	12,328,023	12,328
Total Investments## (97.8%) (Cost $308,129)		214,571
Cash, receivables and other assets, less liabilities (2.2%)		4,905
Total Net Assets (100.0%)		$219,476

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY International Institutional Fund (UNAUDITED)

Industry	Market Value† (000's omitted)	Percentage of Net Assets
Health Care Equipment & Supplies	$19,533	8.9%
Oil, Gas & Consumable Fuels	14,073	6.4%
Pharmaceuticals	13,642	6.2%
Insurance	13,428	6.1%
Food Products	12,389	5.7%
Wireless Telecommunication Services	9,561	4.4%
Machinery	8,669	4.0%
Software	8,438	3.8%
Beverages	7,707	3.5%
Commercial Banks	6,815	3.1%
Chemicals	6,232	2.8%
Diversified Telecommunication	5,760	2.6%
Food & Staples Retailing	5,314	2.4%
Professional Services	5,307	2.4%
Media	4,843	2.2%
Health Care Providers & Services	4,367	2.0%
Energy Equipment & Services	4,194	1.9%
Computers & Peripherals	4,107	1.9%
Auto Components	4,059	1.9%
Communications Equipment	4,008	1.8%
Leisure Equipment & Products	3,966	1.8%
Aerospace & Defense	3,846	1.8%
Life Science Tools & Services	3,668	1.7%
Air Freight & Logistics	3,454	1.6%
Road & Rail	3,250	1.5%
Personal Products	2,731	1.2%
Pharmaceuticals & Biotechnology	2,709	1.2%
Automobiles	2,301	1.0%
Electronic Equipment & Instruments	2,092	1.0%
Industrial Conglomerates	2,029	0.9%
Electrical Equipment	1,908	0.9%
Commercial Services & Supplies	1,842	0.8%
Household & Personal Products	1,528	0.7%
Metals & Mining	1,324	0.6%
Basic Materials	1,053	0.5%
Defense	1,028	0.5%
Semiconductors & Semiconductor Equipment	1,026	0.5%
Food Marketing	41	0.0%
Diversified Financial Services	1	0.0%
Other Assets-Net	17,233	7.8%

	$219,476	100.0%

November 30, 2008 Schedule of Investments International Large Cap Fund (UNAUDITED)

Number of Shares		Market Value† ($000’s)
Common Stocks (89.8%)
Belgium (2.7%)
Anheuser-Busch InBev	36,576	602
Colruyt SA	9,150	1,975
Fortis VVPR Strip *	23,964	0
		2,577
Brazil (1.5%)
Amil Participacoes	149,800	540
Petroleo Brasileiro ADR	52,161	927
		1,467
Canada (3.0%)
Addax Petroleum	54,825	971
Cameco Corp.	55,920	997
Talisman Energy	92,385	901
		2,869
Chile (1.1%)
Sociedad Quimica y Minera de Chile ADR, B Shares	46,345	1,042
China (1.0%)
Want Want China Holdings	2,408,100	981
Denmark (1.6%)
Novo Nordisk Class B	29,100	1,494
Finland (1.6%)
Nokia Oyj	109,320	1,548
France (7.7%)
Euler Hermes	20,285	918
Ipsen SA	42,010	1,399
Pernod Ricard	15,495	913
Publicis Groupe	33,677	785
Total SA ADR	33,125	1,740
Vallourec SA	15,842	1,691
		7,446
Germany (9.2%)
Continental AG *	9,544	684
Deutsche Boerse	6,400	457
Fresenius Medical Care	30,070	1,309
GEA Group	78,370	1,209
SAP AG	38,485	1,314
Tognum AG	92,850	1,014
Wacker Chemie	13,421	1,353
Wincor Nixdorf	40,765	1,499
		8,839
Greece (1.2%)
Coca-Cola Hellenic Bottling	30,230	468
Piraeus Bank	72,817	718
		1,186
Hong Kong (3.1%)
China Mobile ADR	29,815	1,367
HengAn International Group	533,515	1,599
		2,966
India (0.7%)
State Bank of India GDR	14,705	640
Israel (2.0%)
Makhteshim-Agan Industries	229,340	711
Teva Pharmaceutical Industries ADR	28,200	1,217
		1,928
Italy (3.2%)
Lottomatica SPA	43,855	1,039
Milano Assicurazioni	411,585	1,290
UBI Banca	51,980	749
		3,078
Japan (17.3%)
Alfresa Holdings	25,700	1,131
East Japan Railway	294	2,275
FANUC Ltd.	19,800	1,223
Hisamitsu Pharmaceutical	34,300	1,383
Nintendo Co.	4,700	1,461
NITTO DENKO	39,300	659
OLYMPUS Corp.	70,000	1,455
Sankyo Co.	39,120	2,143
Shiseido Co.	48,000	894
Takeda Pharmaceutical	28,800	1,398
TERUMO Corp.	28,200	1,306
Toyota Motor ADR	19,795	1,249
		16,577
Korea (0.9%)
Hyundai Mobis	21,075	890
Netherlands (6.3%)
ASML Holding	44,245	675
Fugro NV	43,235	1,377
Heineken NV	31,465	868
TNT NV	81,765	1,712
Unilever NV	59,735	1,394
		6,026
Norway (1.0%)
DnB NOR	261,050	988
Singapore (1.2%)
United Overseas Bank	134,000	1,177
Spain (2.3%)
Telefonica SA ADR	109,887	2,226
Sweden (1.5%)
Getinge AB, B Shares	116,205	1,397
Switzerland (7.3%)
Logitech International *	58,303	761
Nestle SA	56,880	2,060
Novartis AG	28,284	1,320
Roche Holding	10,210	1,431
Swiss Re	35,619	1,456
		7,028
United Kingdom (12.4%)
Amlin PLC	411,926	2,338
Diageo PLC	104,135	1,455
Experian Group	235,473	1,434
GlaxoSmithKline PLC	42,974	745
Informa PLC	355,436	1,117
Tesco PLC	143,693	656
Tullow Oil	58,134	470
Vodafone Group	1,884,199	3,703
		11,918
Total Common Stocks (Cost $130,448)		86,288
Preferred Stocks (0.9%)
Brazil (0.9%)
Companhia Vale do Rio Doce ADR (Cost $2,171)	79,900	870
Rights (0.5%)
Belgium (0.5%)
Anheuser-Busch InBev *	36,576	441
Sweden (0.0%)
Getinge AB, B Shares *	113,805	21
Total Rights (Cost $1,086)		462
Short-Term Investments (8.3%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $7,933)	7,932,553	7,933
Total Investments## (99.5%) (Cost $141,638)		95,553
Cash, receivables and other assets, less liabilities (0.5%)		474

Total Net Assets (100.0%)		$96,027

See Notes to Schedule of Investments

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY International Large Cap Fund (UNAUDITED)

Industry	Market Value† (000's omitted)	Percentage of Net Assets
Pharmaceuticals	$11,147	11.6%
Insurance	6,542	6.8%
Wireless Telecommunication Services	5,070	5.3%
Oil, Gas & Consumable Fuels	5,009	5.2%
Food Products	4,435	4.6%
Machinery	4,123	4.3%
Chemicals	3,765	3.9%
Auto Components	3,035	3.2%
Communications Equipment	3,003	3.1%
Health Care Equipment & Supplies	2,852	2.9%
Beverages	2,690	2.8%
Food & Staples Retailing	2,631	2.7%
Commercial Banks	2,455	2.6%
Road & Rail	2,275	2.4%
Computers & Peripherals	2,260	2.3%
Diversified Telecommunication	2,226	2.3%
Media	1,902	2.0%
Air Freight & Logistics	1,712	1.8%
Personal Products	1,599	1.7%
Commercial Services & Supplies	1,434	1.5%
Pharmaceuticals & Biotechnology	1,383	1.4%
Energy Equipment & Services	1,377	1.4%
Software	1,314	1.4%
Health Care Providers & Services	1,309	1.4%
Hospital Supplies	1,306	1.4%
Automobiles	1,249	1.3%
Banking & Financial	1,177	1.2%
Health Products & Services	1,131	1.2%
Hotels, Restaurants & Leisure	1,039	1.1%
Electrical Equipment	1,014	1.1%
Coal & Consumable Fuels	997	1.0%
Household & Personal Products	894	0.9%
Metals & Mining	870	0.9%
Semiconductors & Semiconductor Equipment	675	0.7%
Basic Materials	640	0.7%
Brewers	602	0.6%
Diversified Financial Services	457	0.5%
Financial Technology	21	0.0%
Other Assets-Net	8,407	8.8%

	$96,027	100.0%

November 30, 2008 Schedule of Investments Large Cap Disciplined Growth Fund (UNAUDITED)

Number of Shares		Market Value† ($000's)
Common Stocks (95.9%)
Aerospace & Defense (4.6%)
Lockheed Martin	4,325	334
Raytheon Co.	6,150	300
United Technologies	5,919	287
		921
Air Freight & Logistics (1.0%)
United Parcel Service	3,420	197
Beverages (5.2%)
Coca-Cola	9,104	427
PepsiCo, Inc.	10,750	609
		1,036
Biotechnology (6.1%)
Genentech, Inc. *	3,689	283
Genzyme Corp. *	5,398	346
Gilead Sciences *	13,117	587
		1,216
Capital Markets (0.9%)
Northern Trust	3,989	183
Chemicals (1.0%)
Monsanto Co.	2,454	194
Communications Equipment (3.3%)
Cisco Systems *	20,393	337
Juniper Networks *	10,218	178
QUALCOMM Inc.	4,375	147
		662
Computers & Peripherals (7.7%)
Apple, Inc. *	4,910	455
Hewlett-Packard	16,201	571
IBM	6,151	502
		1,528
Diversified Telecommunication (1.9%)
Verizon Communications	11,291	369
Electric Utilities (2.7%)
Exelon Corp.	5,587	314
FPL Group	4,589	224
		538
Energy Equipment & Services (3.1%)
Schlumberger Ltd.	8,672	440
Transocean Inc. *	2,756	184
		624
Food & Staples Retailing (7.2%)
Costco Wholesale	5,021	259
Kroger Co.	11,617	321
Wal-Mart Stores	15,121	845
		1,425
Food Products (1.6%)
General Mills, Inc.	5,079	321
Health Care Equipment & Supplies (5.7%)
Baxter International	6,827	361
Becton, Dickinson & Co.	6,150	391
Covidien Ltd.	6,583	243
Medtronic, Inc.	4,590	140
		1,135
Hotels, Restaurants & Leisure (1.4%)
McDonald's Corp.	4,585	269
Household Products (5.7%)
Colgate-Palmolive	6,304	410
Kimberly-Clark	4,834	280
Procter & Gamble	6,749	434
		1,124
Industrial Conglomerates (1.1%)
3M Co.	3,346	224
Insurance (3.0%)
Chubb Corp.	5,418	278
Marsh & McLennan	12,109	309
		587
Internet Software & Services (1.5%)
Google Inc. Class A *	1,010	296
Machinery (2.1%)
Danaher Corp.	5,398	300
Deere & Co.	3,104	108
		408
Multiline Retail (2.1%)
Kohl's Corp. *	12,600	411
Oil, Gas & Consumable Fuels (6.8%)
Canadian Natural Resources	6,320	261
Exxon Mobil	6,244	500
Occidental Petroleum	2,986	162
Petroleo Brasileiro ADR	5,285	111
Range Resources	4,272	177
XTO Energy	3,394	130
		1,341
Pharmaceutical (0.8%)
Wyeth	4,251	153
Pharmaceuticals (5.8%)
Abbott Laboratories	8,387	439
Bristol-Myers Squibb	7,327	152
Johnson & Johnson	9,612	563
		1,154
Software (5.4%)
Adobe Systems *	7,579	176
Microsoft Corp.	27,204	550
Oracle Corp. *	21,270	342
		1,068
Specialty Retail (1.8%)
Staples, Inc.	20,604	358
Textiles, Apparel & Luxury Goods (1.4%)
Nike, Inc.	5,302	282
Tobacco (3.3%)
Philip Morris International	15,537	655
Wireless Telecommunication Services (1.7%)
American Tower *	12,220	333
Total Common Stocks (Cost $22,415)		19,012
Short-Term Investments (5.6%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $1,114)	1,113,961	1,114
Total Investments## (101.5%) (Cost $23,529)		20,126
Liabilities, less cash, receivables and other assets [(1.5%)]		(298)
Total Net Assets (100.0%)		$19,828

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Mid Cap Growth Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (95.0%)
Aerospace & Defense (1.0%)
Precision Castparts	52,900	3,317
Air Freight & Logistics (2.2%)
C.H. Robinson Worldwide È	89,600	4,577
Expeditors International È	83,600	2,794
		7,371
Beverages (0.6%)
Central European Distribution *È	88,800	2,099
Biotechnology (4.1%)
Alexion Pharmaceuticals *È	63,700	2,144
Cephalon, Inc. *È	47,300	3,476
Myriad Genetics *	87,400	5,181
United Therapeutics *	26,400	1,448
Vertex Pharmaceuticals *	55,400	1,362
		13,611
Capital Markets (3.6%)
BlackRock, Inc.	23,000	2,891
Lazard Ltd.	167,100	5,224
Northern Trust È	79,400	3,644
		11,759
Chemicals (3.0%)
Airgas, Inc.	132,000	4,719
Ecolab Inc. È	136,700	5,248
		9,967
Commercial Banks (0.2%)
SVB Financial Group *È	18,600	745
Commercial Services & Supplies (7.8%)
Clean Harbors *È	38,500	2,431
Copart, Inc. *È	59,200	1,579
Corrections Corporation of America *	193,600	3,502
CoStar Group *È	78,300	2,554
Covanta Holding *	150,400	3,000
Iron Mountain *È	217,400	4,724
Stericycle, Inc. *È	111,400	6,383
Waste Connections *È	59,000	1,666
		25,839
Communications Equipment (2.1%)
Harris Corp.	109,000	3,802
Juniper Networks *È	184,300	3,203
		7,005
Construction & Engineering (1.6%)
Fluor Corp.	56,000	2,550
Jacobs Engineering Group *È	65,000	2,910
		5,460
Containers & Packaging (0.6%)
Pactiv Corp. *	79,500	1,987
Distributors (0.5%)
LKQ Corp. *	145,000	1,511
Diversified Consumer Services (5.0%)
DeVry, Inc.	139,500	8,019
Strayer Education È	35,200	8,434
		16,453
Diversified Financial Services (1.0%)
IntercontinentalExchange Inc. *È	30,600	2,252
Nasdaq OMX Group *	52,900	1,137
		3,389
Electrical Equipment (1.4%)
AMETEK, Inc.	128,200	4,478
Electronic Equipment & Instruments (5.3%)
Dolby Laboratories *	153,500	4,577
FLIR Systems *È	158,800	4,926
Itron, Inc. *	40,900	1,938
Mettler-Toledo International *	17,600	1,448
National Instruments	64,000	1,543
Trimble Navigation *	144,800	2,948
		17,380
Energy Equipment & Services (3.5%)
CARBO Ceramics	89,800	4,301
Core Laboratories N.V.	30,000	1,998
IHS Inc. *	87,000	3,157
Smith International È	75,300	2,202
		11,658
Food & Staples Retailing (2.2%)
BJ's Wholesale Club *	68,500	2,451
Shoppers Drug Mart	130,200	4,677
		7,128
Food Products (1.5%)
Ralcorp Holdings *È	80,900	5,061
Health Care Equipment & Supplies (6.5%)
C.R. Bard	66,900	5,488
Gen-Probe *È	78,200	2,882
IDEXX Laboratories *	66,000	2,040
Intuitive Surgical *È	23,200	3,075
Masimo Corp. *	92,000	2,511
NuVasive, Inc. *	58,300	2,008
Wright Medical Group *	205,400	3,483
		21,487
Health Care Providers & Services (2.8%)
Express Scripts *È	78,300	4,503
Psychiatric Solutions *	84,500	2,138
VCA Antech *	143,300	2,730
		9,371
Hotels, Restaurants & Leisure (2.8%)
Penn National Gaming *	116,200	2,463
WMS Industries *	195,100	4,809
Wynn Resorts *È	46,150	1,838
		9,110
Household Products (0.7%)
Church & Dwight	39,300	2,336
Insurance (1.1%)
Aon Corp.	61,200	2,772
W.R. Berkley	29,600	842
		3,614
Internet Software & Services (1.3%)
Equinix, Inc. *	48,500	2,203
VistaPrint Ltd. *	121,600	1,988
		4,191
IT Services (4.0%)
Alliance Data Systems *	106,100	4,595
Cognizant Technology Solutions *	200,900	3,857
MasterCard, Inc. Class A È	14,900	2,165
SAIC Inc. *È	140,200	2,496
		13,113
Life Science Tools & Services (0.7%)
Illumina, Inc. *È	99,400	2,188
Machinery (1.2%)
Danaher Corp. È	72,600	4,039
Media (0.6%)
Scripps Networks Interactive È	75,300	2,093
Multiline Retail (0.5%)
Kohl's Corp. *	53,000	1,731
Oil, Gas & Consumable Fuels (5.1%)
Concho Resources *È	161,700	3,815
Continental Resources *È	58,700	1,148
Denbury Resources *È	105,600	1,006
Range Resources È	95,300	3,952
Southwestern Energy *	116,400	4,001
XTO Energy	78,200	2,990
		16,912
Personal Products (0.6%)
Chattem, Inc. *È	26,600	1,930
Pharmaceuticals (1.7%)
Perrigo Co.	164,400	5,657
Professional Services (1.1%)
FTI Consulting *	63,700	3,493
Road & Rail (0.9%)
J.B. Hunt Transport Services È	105,800	2,836
Semiconductors & Semiconductor Equipment (2.3%)
Microchip Technology È	133,800	2,475
Microsemi Corp. *	189,500	3,694
Silicon Laboratories *	74,100	1,553
		7,722
Software (4.7%)
Activision Blizzard *	635,400	7,434
ANSYS, Inc. *	139,500	4,026
Blackboard Inc. *	71,400	1,759
Salesforce.com, Inc. *È	79,500	2,275
		15,494
Specialty Retail (3.6%)
GameStop Corp. Class A *	111,300	2,432
Ross Stores	139,500	3,697
TJX Cos.	66,800	1,524
Urban Outfitters *È	223,000	4,052
		11,705
Trading Companies & Distributors (1.3%)
Fastenal Co. È	108,900	4,194
Wireless Telecommunication Services (4.3%)
American Tower *È	163,200	4,446
Metropcs Communications *È	66,700	976
NII Holdings *È	200,900	3,906
SBA Communications *	300,900	4,751
		14,079
Total Common Stocks (Cost $347,300)		313,513
Short-Term Investments (31.3%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	17,210,668	17,211
Neuberger Berman Securities Lending Quality Fund, LLC ‡	85,856,200	85,856
Total Short-Term Investments (Cost $103,064)		103,067
Total Investments## (126.3%) (Cost $450,364)		416,580
Liabilities, less cash, receivables and other assets [(26.3%)]		(86,735)
Total Net Assets (100.0%)		$329,845

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Partners Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (98.8%)
Aerospace & Defense (1.7%)
L-3 Communications Holdings È	487,800	32,766
Beverages (3.2%)
Constellation Brands *	2,866,700	36,579
Dr. Pepper Snapple Group *È	1,569,600	25,333
		61,912
Capital Markets (5.8%)
Bank of New York Mellon È	625,500	18,896
Goldman Sachs Group	461,800	36,478
Invesco Ltd. È	3,155,000	39,595
Morgan Stanley È	1,017,082	15,002
		109,971
Construction & Engineering (2.6%)
Chicago Bridge & Iron	2,695,500	27,413
KBR, Inc. È	1,613,232	22,214
		49,627
Consumer Finance (1.9%)
American Express È	1,590,400	37,072
Diversified Financial Services (4.6%)
Bank of America	470,400	7,644
Citigroup Inc. È	3,747,100	31,064
Moody's Corp. È	2,294,800	49,820
		88,528
Electric Utilities (1.8%)
FirstEnergy Corp. È	596,200	34,925
Electrical Equipment (1.2%)
ABB Ltd.	1,830,800	23,672
Energy Equipment & Services (4.7%)
Halliburton Co. È	1,490,500	26,233
National Oilwell Varco *È	1,310,600	37,077
Noble Corp. È	1,010,400	27,068
		90,378
Health Care Providers & Services (3.6%)
Aetna Inc.	1,598,000	34,868
WellPoint Inc. *	964,000	34,319
		69,187
Household Durables (1.8%)
NVR, Inc. *	79,400	34,479
Household Products (1.8%)
Energizer Holdings *	771,500	33,499
Independent Power Producers & Energy Traders (2.3%)
NRG Energy *È	1,833,600	43,438
Industrial Conglomerates (2.4%)
General Electric È	994,600	17,077
McDermott International *È	1,760,600	17,166
Walter Industries	624,900	11,398
		45,641
Insurance (6.7%)
Assurant, Inc.	1,178,700	25,660
Berkshire Hathaway Class B *È	24,600	86,076
MetLife, Inc. È	587,000	16,882
		128,618
IT Services (5.0%)
Affiliated Computer Services *	818,400	33,104
Fidelity National Information Services È	2,230,630	38,322
Lender Processing Services	1,047,615	23,111
		94,537
Machinery (1.7%)
Terex Corp. *	2,244,300	32,004
Marine (0.3%)
DryShips Inc.	926,100	5,038
Media (2.5%)
McGraw-Hill Cos. È	1,895,600	47,390
Metals & Mining (5.0%)
Cliffs Natural Resources	449,000	10,664
Freeport-McMoRan Copper & Gold È	1,188,200	28,505
Sterlite Industries (India) ADR	2,090,200	10,305
Teck Cominco Class B È	2,195,000	10,799
United States Steel È	531,500	16,157
Xstrata PLC	1,266,600	18,292
		94,722
Multiline Retail (2.8%)
J.C. Penney È	1,582,400	30,050
Macy's Inc.	3,224,000	23,922
		53,972
Oil, Gas & Consumable Fuels (18.7%)
Canadian Natural Resources È	1,158,700	47,912
Denbury Resources *	2,252,960	21,471
EOG Resources È	503,100	42,774
Exxon Mobil È	139,600	11,189
Frontline Ltd. È	491,200	14,002
Peabody Energy È	938,000	21,977
Petroleo Brasileiro ADR È	1,863,400	39,020
Ship Finance International È	1,182,710	14,062
Southwestern Energy *È	1,569,100	53,930
Suncor Energy È	1,418,685	30,417
Talisman Energy	2,458,040	22,761
XTO Energy È	988,757	37,810
		357,325
Personal Products (1.8%)
NBTY, Inc. *	2,296,674	33,463
Pharmaceuticals (3.1%)
Shire Limited ADR È	1,451,659	59,518
Real Estate Investment Trusts (1.8%)
Annaly Capital Management È	2,359,324	33,904
Semiconductors & Semiconductor Equipment (1.6%)
International Rectifier *	1,129,900	13,208
Texas Instruments È	1,129,600	17,588
		30,796
Software (4.8%)
Check Point Software Technologies *È	903,673	18,625
Microsoft Corp.	1,343,400	27,163
Oracle Corp. *È	1,809,000	29,107
Symantec Corp. *È	1,364,068	16,410
		91,305
Specialty Retail (1.4%)
Best Buy È	1,255,775	26,007
Wireless Telecommunication Services (2.2%)
China Mobile ADR È	908,200	41,623
Total Common Stocks (Cost $2,990,590)		1,885,317
Short-Term Investments (26.0%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	15,735,279	15,735
Neuberger Berman Securities Lending Quality Fund, LLC ‡	481,687,249	481,687
Total Short-Term Investments (Cost $497,422)		497,422
Total Investments## (124.8%) (Cost $3,488,012)		2,382,739
Liabilities, less cash, receivables and other assets [(24.8%)]		(473,820)
Total Net Assets (100.0%)		$1,908,919

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Real Estate Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (88.2%)
Apartments (14.5%)
American Campus Communities	31,751	711
AvalonBay Communities	8,100	491
Equity Residential È	66,600	2,027
Essex Property Trust È	11,500	994
UDR, Inc.	69,000	1,044
		5,267
Community Centers (10.5%)
Acadia Realty Trust È	30,900	432
Federal Realty Investment Trust È	26,500	1,533
Regency Centers È	22,300	794
Tanger Factory Outlet Centers È	28,500	1,044
		3,803
Diversified (7.4%)
Vornado Realty Trust	37,200	1,989
Washington Real Estate Investment Trust	26,600	704
		2,693
Health Care (8.5%)
HCP, Inc. È	47,800	988
Health Care REIT È	20,600	783
Nationwide Health Properties È	13,600	308
OMEGA Healthcare Investors	36,100	478
Ventas, Inc. È	23,200	533
		3,090
Industrial (1.9%)
AMB Property È	10,700	184
EastGroup Properties	12,100	390
ProLogis È	33,100	127
		701
Lodging (2.5%)
Host Hotels & Resorts È	86,400	650
LaSalle Hotel Properties	27,600	243
		893
Office (11.0%)
Alexandria Real Estate Equities È	16,750	742
Boston Properties È	23,700	1,266
Corporate Office Properties Trust	39,270	1,167
Highwoods Properties È	15,300	365
SL Green Realty È	22,900	434
		3,974
Office - Industrial (3.4%)
Digital Realty Trust È	44,700	1,223
Real Estate Investment Trusts (6.6%)
Mid-America Apartment Communities È	23,100	855
Plum Creek Timber Company È	43,300	1,541
		2,396
Regional Malls (10.7%)
Kimco Realty È	48,400	685
Macerich Co.	34,200	460
Simon Property Group	48,500	2,304
Taubman Centers È	18,500	441
		3,890
Self Storage (9.2%)
Extra Space Storage È	59,400	526
Public Storage	40,500	2,830
		3,356
Specialty (2.0%)
Rayonier Inc. È	21,300	711
Total Common Stocks (Cost $47,303)		31,997
Short-Term Investments (42.6%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	901,869	902
Neuberger Berman Securities Lending Quality Fund, LLC ‡	14,544,745	14,545
Total Short-Term Investments (Cost $15,447)		15,447
Total Investments## (130.8%) (Cost $62,750)		47,444
Liabilities, less cash, receivables and other assets [(30.8%)]		(11,163)
Total Net Assets (100.0%)		$36,281

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Regency Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (98.5%)
Aerospace & Defense (2.9%)
Embraer-Empresa Brasileira de Aeronautica ADR	55,200	857
L-3 Communications Holdings	17,100	1,149
		2,006
Auto Components (1.1%)
WABCO Holdings	52,500	780
Automobiles (0.4%)
Harley-Davidson È	18,300	311
Beverages (2.9%)
Constellation Brands *	110,500	1,410
Dr. Pepper Snapple Group *	38,200	617
		2,027
Capital Markets (6.4%)
Invesco Ltd.	105,800	1,328
Jefferies Group È	104,500	1,300
Legg Mason È	61,000	1,099
Morgan Stanley	50,600	746
		4,473
Commercial Banks (4.4%)
First Horizon National È	89,200	954
KeyCorp È	88,900	834
Zions Bancorp È	41,000	1,307
		3,095
Communications Equipment (0.3%)
Arris Group *È	25,700	185
Construction & Engineering (1.3%)
Chicago Bridge & Iron	89,900	914
Diversified Financial Services (1.1%)
Moody's Corp. È	34,700	753
Electric Utilities (7.3%)
DPL Inc.	65,200	1,357
Entergy Corp. È	11,400	970
FirstEnergy Corp.	23,600	1,383
NV Energy	51,100	484
PPL Corp.	26,600	902
		5,096
Electronic Equipment & Instruments (3.0%)
Anixter International *	37,800	1,036
Avnet, Inc. *	57,600	820
Ingram Micro *	21,500	232
		2,088
Energy Equipment & Services (2.8%)
National Oilwell Varco *	28,400	803
Noble Corp.	22,200	595
Oceaneering International *	21,600	558
		1,956
Food Products (2.6%)
ConAgra, Inc. È	59,100	872
J. M. Smucker	16,300	740
Smithfield Foods *È	31,200	212
		1,824
Health Care Equipment & Supplies (1.3%)
Covidien Ltd.	24,700	910
Health Care Providers & Services (4.5%)
Aetna Inc.	37,600	820
AmerisourceBergen Corp.	14,000	439
CIGNA Corp.	40,500	491
Coventry Health Care *	50,600	631
Pediatrix Medical Group *	23,300	725
		3,106
Health Care Technology (1.1%)
IMS Health	56,700	746
Hotels, Restaurants & Leisure (1.2%)
Darden Restaurants	45,800	838
Household Durables (3.4%)
NVR, Inc. *	3,800	1,650
Whirlpool Corp.	17,800	701
		2,351
Independent Power Producers & Energy Traders (3.0%)
Dynegy Inc. *	226,700	505
NRG Energy *È	66,100	1,566
		2,071
Industrial Conglomerates (0.6%)
McDermott International *	42,300	412
Insurance (7.8%)
Assurant, Inc.	60,800	1,324
PartnerRe Ltd.	17,100	1,196
StanCorp Financial Group	38,500	1,282
W. R. Berkley È	57,900	1,646
		5,448
IT Services (4.2%)
Affiliated Computer Services *	35,300	1,428
Fidelity National Information Services	25,300	435
Lender Processing Services	48,700	1,074
		2,937
Machinery (3.0%)
Eaton Corp. È	24,500	1,135
Terex Corp. *	67,700	966
		2,101
Marine (0.5%)
Eagle Bulk Shipping	82,200	356
Media (1.9%)
McGraw-Hill Cos.	53,400	1,335
Metals & Mining (4.1%)
Cliffs Natural Resources	24,100	572
Freeport-McMoRan Copper & Gold	39,200	941
Sterlite Industries (India) ADR	69,400	342
Teck Cominco Class B	91,500	450
United States Steel	19,000	578
		2,883
Multi-Utilities (1.0%)
CMS Energy	66,200	673
Multiline Retail (2.6%)
J.C. Penney	56,200	1,067
Macy's Inc.	102,100	758
		1,825
Oil, Gas & Consumable Fuels (11.1%)
Apache Corp. È	10,400	804
Denbury Resources *	65,800	627
Noble Energy	28,800	1,506
Ship Finance International È	36,749	437
Southwestern Energy *	48,300	1,660
Talisman Energy	136,880	1,267
Whiting Petroleum *	31,900	1,222
XTO Energy	5,777	221
		7,744
Personal Products (1.8%)
NBTY, Inc. *	85,100	1,240
Pharmaceuticals (2.9%)
Shire Limited ADR	49,000	2,009
Real Estate Investment Trusts (5.0%)
Annaly Capital Management	113,900	1,637
Boston Properties	11,500	614
Developers Diversified Realty	40,300	193
Vornado Realty Trust	19,800	1,058
		3,502
Semiconductors & Semiconductor Equipment (1.0%)
International Rectifier *	60,000	701
Total Common Stocks (Cost $116,423)		68,696
Short-Term Investments (20.7%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	2,175,255	2,175
Neuberger Berman Securities Lending Quality Fund, LLC ‡	12,299,844	12,300
Total Short-Term Investments (Cost $14,475)		14,475
Total Investments## (119.2%) (Cost $130,898)		83,171
Liabilities, less cash, receivables and other assets [(19.2%)]		(13,399)
Total Net Assets (100.0%)		$69,772

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Research Opportunities Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (100.0%)
Aerospace & Defense (1.6%)
United Technologies	1,088	53
Air Freight & Logistics (1.2%)
United Parcel Service	688	40
Auto Components (0.1%)
WABCO Holdings	200	3
Beverages (3.2%)
Diageo PLC ADR	474	27
PepsiCo, Inc.	1,429	81
		108
Biotechnology (5.2%)
Genentech, Inc. *	447	34
Genzyme Corp. *	932	60
Gilead Sciences *	1,859	83
		177
Capital Markets (2.3%)
Bank of New York Mellon	1,884	57
State Street	554	23
		80
Chemicals (1.6%)
Airgas, Inc.	422	15
Ecolab Inc.	220	8
Praxair, Inc.	535	32
		55
Commercial Banks (2.7%)
First Citizens BancShares Class A	175	25
PNC Financial Services Group	230	12
SVB Financial Group *	200	8
Wells Fargo	1,693	49
		94
Communications Equipment (2.2%)
Cisco Systems *	4,638	77
Computers & Peripherals (2.9%)
IBM	1,196	98
Containers & Packaging (0.4%)
Pactiv Corp. *	479	12
Diversified Financial Services (3.2%)
Citigroup Inc.	3,330	28
J.P. Morgan Chase	2,609	82
		110
Diversified Telecommunication (2.3%)
AT&T Inc.	2,810	80
Electric Utilities (2.5%)
Allegheny Energy	263	9
Entergy Corp.	176	15
Exelon Corp.	439	25
FirstEnergy Corp.	389	23
FPL Group	187	9
ITC Holdings	140	6
		87
Electrical Equipment (3.0%)
ABB Ltd.	5,712	74
Rockwell Automation	920	28
		102
Food & Staples Retailing (5.5%)
CVS Corp.	2,230	65
Wal-Mart Stores	2,185	122
		187
Food Products (1.1%)
Nestle SA ADR	530	19
Unilever NV	800	19
		38
Gas Utilities (0.7%)
Questar Corp.	785	25
Health Care Equipment & Supplies (2.3%)
Covidien Ltd.	2,088	77
Hotels, Restaurants & Leisure (2.0%)
Darden Restaurants	2,020	37
McDonald's Corp.	540	32
		69
Household Products (3.6%)
Procter & Gamble	1,900	122
Independent Power Producers & Energy Traders (0.7%)
NRG Energy *	1,037	24
Industrial Conglomerates (2.1%)
3M Co.	1,069	71
Insurance (4.3%)
Endurance Specialty Holdings	153	4
Everest Re Group	154	12
Hartford Financial Services Group	550	5
Lincoln National	145	2
MetLife, Inc.	1,386	40
Prudential Financial	197	4
Reinsurance Group Of America Class A	1,284	52
Willis Group Holdings	1,253	29
		148
Life Science Tools & Services (3.2%)
Charles River Laboratories International *	2,280	52
Thermo Fisher Scientific *	1,631	58
		110
Machinery (3.2%)
Danaher Corp.	990	55
Eaton Corp.	691	32
Ingersoll-Rand	1,557	24
		111
Media (2.4%)
Comcast Corp. Class A Special	3,815	64
Viacom Inc. Class B *	1,127	18
		82
Metals & Mining (0.6%)
Allegheny Technologies	125	3
Freeport-McMoRan Copper & Gold	565	14
Teck Cominco Class B	445	2
		19
Multi-Utilities (0.2%)
NSTAR	190	7
Mutual Funds (2.8%)
S&P 500 Depositary Receipts	1,057	95
Office Electronics (0.1%)
Xerox Corp.	522	4
Oil, Gas & Consumable Fuels (14.0%)
Concho Resources *	811	19
Denbury Resources *	738	7
Exxon Mobil	2,194	176
Occidental Petroleum	1,365	74
Quicksilver Resources *	829	5
Range Resources	1,397	58
Southwestern Energy *	2,168	74
Suncor Energy	351	8
XTO Energy	1,541	59
		480
Paper & Forest Products (0.6%)
Weyerhaeuser Co.	526	20
Pharmaceuticals (2.7%)
Johnson & Johnson	1,603	94
Software (9.2%)
Adobe Systems *	1,224	28
Intuit Inc. *	3,455	77
Microsoft Corp.	5,485	111
Oracle Corp. *	6,225	100
		316
Specialty Retail (3.2%)
PETsMART, Inc.	1,765	31
Tiffany & Co.	1,642	32
TJX Cos.	1,960	45
		108
Wireless Telecommunication Services (1.1%)
American Tower *	576	16
Crown Castle International *	170	2
NII Holdings *	230	4
SBA Communications *	203	3
Sprint Nextel	3,762	11
		36
Total Common Stocks (Cost $4,365)		3,419
Short-Term Investments (0.1%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $2)	2,434	2
Total Investments## (100.1%) (Cost $4,367)		3,421
Liabilities, less cash, receivables and other assets [(0.1%)]		(2)
Total Net Assets (100.0%)		$3,419

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Select Equities Fund (UNAUDITED)

Number of Shares		Market Value† ($000's)
Common Stocks (48.6%)
Air Freight & Logistics (4.9%)
C.H. Robinson Worldwide	3,445	176
Expeditors International	6,798	227
		403
Beverages (2.3%)
PepsiCo, Inc.	3,341	190
Capital Markets (3.3%)
BlackRock, Inc.	2,146	270
Chemicals (4.0%)
Ecolab Inc.	3,108	119
Monsanto Co.	2,700	214
		333
Diversified Financial Services (2.3%)
J.P. Morgan Chase	5,942	188
Food & Staples Retailing (2.7%)
Wal-Mart Stores	3,977	222
Health Care Equipment & Supplies (1.7%)
Alcon, Inc.	1,746	139
Health Care Providers & Services (1.8%)
Medco Health Solutions *	3,482	146
Household Products (2.6%)
Procter & Gamble	3,326	214
Insurance (1.9%)
Aon Corp.	3,506	159
Oil, Gas & Consumable Fuels (6.9%)
Enbridge Inc.	11,190	331
Suncor Energy	11,123	239
		570
Pharmaceuticals (5.7%)
Abbott Laboratories	5,071	265
Johnson & Johnson	3,495	205
		470
Road & Rail (2.4%)
Norfolk Southern	4,091	203
Software (1.6%)
Oracle Corp. *	8,287	133
Wireless Telecommunication Services (4.5%)
American Tower *	13,642	372
Total Common Stocks (Cost $4,657)		4,012
Short-Term Investments (47.0%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $3,879)	3,879,039	3,879
Total Investments## (95.6%) (Cost $8,536)		7,891
Cash, receivables and other assets, less liabilities (4.4%)		366
Total Net Assets (100.0%)		$8,257

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Small and Mid Cap Growth Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (93.1%)
Aerospace & Defense (6.4%)
Aerovironment Inc. *	3,400	110
Axsys Technologies *	2,400	167
Precision Castparts	1,200	75
		352
Air Freight & Logistics (3.2%)
C.H. Robinson Worldwide	3,400	174
Beverages (0.8%)
Central European Distribution *	1,900	45
Biotechnology (4.0%)
Cephalon, Inc. *	1,200	88
Myriad Genetics *	2,200	131
		219
Capital Markets (3.4%)
Lazard Ltd.	3,400	106
Northern Trust	1,700	78
		184
Chemicals (1.4%)
Airgas, Inc.	2,200	79
Commercial Services & Supplies (12.7%)
Clean Harbors *	1,300	82
Cornell Companies *	6,600	156
Covanta Holding *	3,900	78
Geo Group *	7,500	145
Iron Mountain *	3,900	85
Stericycle, Inc. *	2,700	154
		700
Diversified Consumer Services (7.6%)
DeVry, Inc.	2,300	132
Strayer Education	1,200	288
		420
Electrical Equipment (1.7%)
AMETEK, Inc.	2,700	94
Electronic Equipment & Instruments (5.6%)
Dolby Laboratories *	3,900	116
FLIR Systems *	3,900	121
Trimble Navigation *	3,400	69
		306
Energy Equipment & Services (3.2%)
Core Laboratories N.V.	750	50
IHS Inc. *	3,400	123
		173
Food & Staples Retailing (2.5%)
Shoppers Drug Mart	3,900	140
Food Products (2.2%)
Ralcorp Holdings *	1,950	122
Health Care Equipment & Services (1.4%)
Immucor Inc. *	3,100	75
Health Care Equipment & Supplies (5.0%)
C.R. Bard	1,700	140
Intuitive Surgical *	500	66
NuVasive, Inc. *	2,000	69
		275
Health Care Providers & Services (2.0%)
LHC Group *	3,300	110
Hotels, Restaurants & Leisure (1.3%)
WMS Industries *	2,950	73
Internet Software & Services (1.4%)
Omniture, Inc. *	8,000	79
IT Services (2.5%)
Alliance Data Systems *	1,700	74
Cognizant Technology Solutions *	3,400	65
		139
Life Science Tools & Services (2.1%)
Techne Corp.	1,900	118
Oil, Gas & Consumable Fuels (6.2%)
Arena Resources *	3,500	93
Concho Resources *	5,700	134
Southwestern Energy *	3,400	117
		344
Pharmaceuticals (2.8%)
Perrigo Co.	4,400	151
Semiconductors & Semiconductor Equipment (1.2%)
Microsemi Corp. *	3,300	64
Software (4.8%)
Activision Blizzard *	16,700	196
ANSYS, Inc. *	2,300	66
		262
Specialty Retail (3.2%)
GameStop Corp. Class A *	3,300	72
Urban Outfitters *	5,600	102
		174
Trading Companies & Distributors (1.5%)
Fastenal Co.	2,200	85
Wireless Telecommunication Services (3.0%)
NII Holdings *	3,400	66
SBA Communications *	6,300	100
		166
Total Common Stocks (Cost $5,814)		5,123
Short-Term Investments (12.0%)
Neuberger Berman Prime Money Fund Trust Class @ (Cost $663)	663,382	663
Total Investments## (105.1%) (Cost $6,477)		5,786
Liabilities, less cash, receivables and other assets [(5.1%)]		(279)
Total Net Assets (100.0%)		$5,507

November 30, 2008 Schedule of Investments Small Cap Growth Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (97.2%)
Aerospace & Defense (6.9%)
Aerovironment Inc. *	127,500	4,109
Argon ST *È	146,500	2,870
Axsys Technologies *È	90,400	6,311
Orbital Sciences *È	135,500	2,331
		15,621
Air Freight & Logistics (1.1%)
Hub Group Class A *	90,000	2,403
Airlines (2.7%)
Allegiant Travel *	69,000	2,977
Continental Airlines Class B *È	220,600	3,238
		6,215
Beverages (0.7%)
Central European Distribution *	70,600	1,669
Biotechnology (6.2%)
Cubist Pharmaceuticals *	134,900	3,313
Emergent Biosolutions *	180,900	4,092
Martek Biosciences *È	102,300	2,859
Myriad Genetics *	65,800	3,901
		14,165
Capital Markets (4.1%)
Greenhill & Co. È	46,700	3,180
KBW Inc. *È	121,600	2,762
Riskmetrics Group *	233,700	3,491
		9,433
Commercial Banks (1.5%)
PrivateBancorp, Inc. È	106,000	3,303
Commercial Services & Supplies (5.5%)
Clean Harbors *È	49,500	3,125
Cornell Companies *	168,600	3,979
Geo Group *	284,500	5,491
		12,595
Communications Equipment (2.9%)
Avocent Corp. *	161,900	3,045
F5 Networks *È	140,200	3,491
		6,536
Diversified Consumer Services (10.5%)
DeVry, Inc.	117,000	6,725
ITT Educational Services *È	84,500	7,612
Strayer Education	40,100	9,608
		23,945
Electronic Equipment & Instruments (2.1%)
Cogent Inc. *	49,700	601
FLIR Systems *	134,100	4,160
		4,761
Food Products (2.7%)
Diamond Foods	118,300	3,575
Flowers Foods È	92,000	2,464
		6,039
Health Care Equipment & Supplies (10.7%)
Greatbatch, Inc. *	99,300	2,509
Immucor Inc. *	190,300	4,619
Masimo Corp. *	118,400	3,231
Meridian Bioscience	124,500	2,967
NuVasive, Inc. *	98,400	3,390
ResMed Inc. *	78,500	2,853
STERIS Corp. È	120,500	3,332
Wright Medical Group *	87,000	1,475
		24,376
Health Care Providers & Services (5.0%)
Almost Family *	58,400	2,567
LHC Group *	162,000	5,408
PharMerica Corp. *È	200,600	3,334
		11,309
Health Care Technology (1.0%)
MedAssets Inc. *	179,000	2,273
Hotels, Restaurants & Leisure (1.9%)
WMS Industries *	178,850	4,409
Internet Software & Services (4.1%)
Equinix, Inc. *È	61,700	2,802
IAC/ InterActiveCorp. *	197,500	2,921
Omniture, Inc. *È	365,000	3,628
		9,351
IT Services (1.2%)
Alliance Data Systems *	61,000	2,642
Life Science Tools & Services (1.9%)
Techne Corp. È	67,800	4,204
Multiline Retail (1.2%)
Fred's Inc.	241,500	2,777
Oil, Gas & Consumable Fuels (5.5%)
Arena Resources *È	129,500	3,428
Comstock Resources *È	95,500	4,004
Concho Resources *È	212,200	5,006
		12,438
Personal Products (1.5%)
Chattem, Inc. *È	47,300	3,433
Pharmaceuticals (3.4%)
Optimer Pharmaceuticals *	314,400	2,499
Perrigo Co.	85,300	2,935
ViroPharma Incorporated *È	210,000	2,373
		7,807
Road & Rail (0.9%)
Old Dominion Freight Line *È	84,700	2,016
Semiconductors & Semiconductor Equipment (2.7%)
Hittite Microwave *	7,400	256
Microsemi Corp. *	167,000	3,255
Varian Semiconductor Equipment *	143,200	2,635
		6,146
Software (3.8%)
ANSYS, Inc. *	106,500	3,073
Concur Technologies *È	102,500	2,814
Nuance Communications *È	299,000	2,745
		8,632
Specialty Retail (2.3%)
GameStop Corp. Class A *	130,700	2,856
Tractor Supply *È	64,000	2,456
		5,312
Wireless Telecommunication Services (3.2%)
SBA Communications *	455,100	7,186
Total Common Stocks (Cost $236,828)		220,996
Short-Term Investments (24.6%)
Neuberger Berman Prime Money Fund Trust Class @ØØ	7,154,948	7,155
Neuberger Berman Securities Lending Quality Fund, LLC ‡	48,863,513	48,864
Total Short-Term Investments (Cost $56,019)		56,019
Total Investments## (121.8%) (Cost $292,847)		277,015
Liabilities, less cash, receivables and other assets [(21.8%)]		(49,630)
Total Net Assets (100.0%)		$227,385

See Notes to Schedule of Investments

November 30, 2008 Schedule of Investments Socially Responsive Fund (UNAUDITED)

	Number of Shares	Market Value† ($000's)
Common Stocks (95.7%)
Auto Components (2.2%)
BorgWarner, Inc.	741,260	17,538
Automobiles (1.8%)
Toyota Motor ADR È	233,425	14,729
Biotechnology (4.4%)
Genzyme Corp. *	502,745	32,186
Medarex, Inc. *	607,950	3,070
		35,256
Capital Markets (6.1%)
Bank of New York Mellon	1,036,817	31,322
Charles Schwab È	975,039	17,873
		49,195
Commercial Services & Supplies (2.6%)
Manpower Inc.	667,060	20,999
Diversified Financial Services (2.3%)
IntercontinentalExchange Inc. *	252,900	18,613
Electronic Equipment & Instruments (7.7%)
Anixter International *	885,160	24,253
National Instruments	1,571,218	37,882
		62,135
Energy Equipment & Services (2.3%)
Smith International	626,315	18,314
Health Care Providers & Services (2.0%)
UnitedHealth Group	775,465	16,293
Industrial Conglomerates (4.1%)
3M Co.	500,465	33,496
Industrial Gases (2.5%)
Praxair, Inc.	339,325	20,037
Insurance (6.2%)
Progressive Corp.	1,748,640	26,264
Willis Group Holdings	1,041,780	24,034
		50,298
Life Science Tools & Services (1.0%)
Millipore Corp. *	161,200	8,166
Machinery (4.6%)
Danaher Corp.	676,725	37,653
Media (16.3%)
Comcast Corp. Class A Special	2,428,625	40,728
Liberty Global Class A *	845,177	12,247
Liberty Global Class C *	415,176	5,854
Scripps Networks Interactive	1,378,315	38,303
Washington Post	87,398	34,601
		131,733
Multi-Utilities (4.8%)
National Grid	3,064,288	32,020
National Grid ADR	134,438	7,032
		39,052
Oil, Gas & Consumable Fuels (8.0%)
BG Group PLC	1,354,400	19,365
Cimarex Energy	636,744	18,065
Newfield Exploration *	1,205,630	27,223
		64,653
Pharmaceuticals (3.2%)
Novo Nordisk A/S Class B	509,100	26,132
Road & Rail (3.3%)
Canadian National Railway	748,435	26,360
Semiconductors & Semiconductor Equipment (7.6%)
Altera Corp.	2,627,080	38,644
Texas Instruments	1,492,830	23,244
		61,888
Software (2.7%)
Intuit Inc. *	998,125	22,118
Total Common Stocks (Cost $1,023,765)		774,658
Short-Term Investments (0.9%)
Neuberger Berman Securities Lending Quality Fund, LLC ‡ (Cost $6,892)	6,891,550	6,892
	Principal Amount	Market Value† ($000's)
Repurchase Agreements (4.2%)
Repurchase Agreement with Fixed Income Clearing Corp., 0.05%, due 12/01/08, dated 11/28/08, Maturity Value $34,048,142, Collateralized by $33,685,000, Freddie Mac, 5.00%, due 6/11/09 (Collateral Value $35,074,506) # (Cost $34,048)	$34,048,000	34,048
Certificates of Deposit (0.0%)
Carver Federal Savings, 2.25% due 12/27/08	100,000	100
Self Help Credit Union, 2.24% due 2/16/09	100,000	100
Shorebank Chicago, 2.25% due 1/26/09	100,000	100
Shorebank Pacific, 2.10% due 2/2/09	100,000	100
Total Certificates of Deposit# (Cost $400)		400
Total Investments## (100.8%) (Cost $1,065,105)		815,998
Liabilities, less cash, receivables and other assets [(0.8%)]		(6,175)
Total Net Assets (100.0%)		$809,823

See Notes to Schedule of Investments

Notes to Schedule of Investments

†

Investments in equity securities by each fund are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price where that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each fund seeks to obtain quotations from principal market makers. Investments in debt securities are valued daily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. If a valuation is not available from an independent pricing service, each fund seeks to obtain quotations from principal market makers. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Equity Funds (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. ("Interactive") to assist in determining the fair value of the funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), effective January 1, 2008. In accordance with FAS 157, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments. FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2008:

Neuberger Berman Century Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$8,132,317
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$8,132,317

Neuberger Berman Climate Change Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,568,735
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$2,568,735

Neuberger Berman Dividend Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,840,599
Level 2 - Other Significant Observable Inputs
Level 3 – Significant Unobservable Inputs	-
Total	$1,840,599

Neuberger Berman Emerging Markets Equity Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,552,713
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$2,552,713

Neuberger Berman Energy Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,225,680
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$3,225,680

Neuberger Berman Equity Income Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$15,295,556
Level 2 - Other Significant Observable Inputs	3,318,863
Level 3 – Significant Unobservable Inputs	-
Total	$18,614,419

Neuberger Berman Focus Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$660,295,218
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$660,295,218

Neuberger Berman Genesis Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,729,380,324
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$7,729,380,324

Neuberger Berman Global Real Estate Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$4,616,056
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$4,616,056

Neuberger Berman Guardian Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$944,211,705
Level 2 - Other Significant Observable Inputs
Level 3 – Significant Unobservable Inputs	-
Total	$944,211,705

Neuberger Berman International Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$389,931,882
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$389,931,882

Neuberger Berman International Institutional Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$214,570,645
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$214,570,645

Neuberger Berman International Large Cap Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$95,552,818
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$95,552,818

Neuberger Berman Large Cap Disciplined Growth Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$20,126,332
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$20,126,332

Neuberger Berman Mid Cap Growth Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$416,580,318
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$416,580,318

Neuberger Berman Partners Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,382,739,261
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$2,382,739,261

Neuberger Berman Real Estate Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$47,443,948
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$47,443,948

Neuberger Berman Regency Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$83,170,895
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$83,170,895

Neuberger Berman Research Opportunities Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$3,421,332
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$3,421,332

Neuberger Berman Select Equities Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$7,890,832
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$7,890,832

Neuberger Berman Small and Mid Cap Growth Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$5,786,285
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$5,786,285

Neuberger Berman Small Cap Growth Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$277,014,751
Level 2 - Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$277,014,751

Neuberger Berman Socially Responsive Fund:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$781,649,824
Level 2 - Other Significant Observable Inputs	34,348,000
Level 3 – Significant Unobservable Inputs	-
Total	$815,997,824

#	At cost, which approximates market value.

##	At November 30, 2008, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted) Neuberger Berman	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Century Fund	$9,666	$151	$1,685	$(1,534)
Climate Change Fund	3,342	88	861	(773)
Dividend Fund	2,464	5	628	(623)
Emerging Markets Equity Fund	2,868	43	358	(315)
Energy Fund	3,534	204	512	(308)
Equity Income Fund	25,507	171	7,064	(6,893)
Focus Fund	791,082	10,312	141,099	(130,787)
Genesis Fund	7,624,893	1,691,950	1,587,463	104,487
Global Real Estate Fund	7,609	2	2,995	(2,993)
Guardian Fund	1,119,291	40,009	215,088	(175,079)
International Fund	556,353	9,267	175,688	(166,421)
International Institutional Fund	317,818	3,363	106,610	(103,247)
International Large Cap Fund	144,254	921	49,622	(48,701)
Large Cap Disciplined Growth Fund	24,652	184	4,710	(4,526)
Mid Cap Growth Fund	453,030	30,048	66,497	(36,449)
Partners Fund	3,490,425	159,726	1,267,412	(1,107,686)
Real Estate Fund	67,018	27	19,601	(19,574)
Regency Fund	131,972	2,201	51,002	(48,801)
Research Opportunities Fund	4,504	37	1,120	(1,083)
Select Equities Fund	8,613	18	740	(722)
Small and Mid Cap Growth Fund	6,570	306	1,090	(784)
Small Cap Growth Fund	306,490	12,157	41,632	(29,475)
Socially Responsive Fund	1,071,952	10,445	266,399	(255,954)

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.
^	Affiliated issuer.
@

Neuberger Berman Prime Money Fund (“Prime Money”) is also managed by Neuberger Berman Management LLC and may be considered an affiliate since it has the same officers, Board members, and investment manager as the fund and because, at times, the fund may own 5% or more of the outstanding voting securities of Prime Money.

‡	Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the fund.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At November 30, 2008, these securities amounted to $720,000 or 3.8% of net assets for Equity Income Fund.

ñ

These securities have been deemed by the investment manager to be illiquid. At November 30, 2008, these securities amounted to $23,898,000 or 5.8% of net assets for International Fund and $958,000 or 0.4% of net assets for International Institutional Fund.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of November 30, 2008.

Ø	All or a portion of this security was purchased on a when-issued basis. At November 30, 2008, these securities amounted to $198,000 for Emerging Markets Equity Fund.

ØØ	All or a portion of this security is segregated in connection with obligations for when-issued purchase commitments and/or security lending.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent financial statements.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Equity Funds

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: January 28, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: January 28, 2009